OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the six months ended August 31, 2009. These series have February 28 fiscal year end.

Date of reporting period: August 31, 2009

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

October 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional 100% Treasury Money Market Fund for the six-month period ended August 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the period. Home prices continued to fall and job losses persisted. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased during the first quarter of 2009, with yields climbing for longer-term U.S. Treasuries. International markets were hit hard as economies in both developed and emerging countries struggled. Stocks rallied in April after their March 9th lows, led by international and small cap stocks. Signs of stability emerged in the corporate credit markets as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession.

Employment trends in the United States remain troublesome. Personal incomes, induced by the stimulus, jumped in May but were flat in July. Also in July, spending rose 0.2% as the Cash for Clunkers program spurred demand, potentially reducing consumption growth in the months ahead. The Institute for Supply Management’s (ISM’s) manufacturing index surged to 52.9 in August from 48.9 in July, suggesting that the manufacturing sector (representing approximately 20% of economic output) is recovering as auto makers resume production and businesses add to inventories. The much larger services sector, though, remains sluggish, as measured by last month’s 48.4 reading in the ISM’s nonmanufacturing report. And the unemployment rate rose to 9.7% in August as the economy lost 216,000 jobs, bringing the total recession-induced employment contraction to 7.4 million. Until we see stabilization in homes prices and employment, we believe it is unlikely that catalysts for growth such as personal consumption and business investment will be able to propel the economy beyond

2

LETTER TO SHAREHOLDERS continued

anything other than “below potential” over the next several quarters. In this challenging environment, the Federal Reserve Board faces a difficult choice: raising interest rates too soon risks stalling the recovery; but waiting too long risks inflation.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

3

FUND AT A GLANCE

as of August 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

	Institutional Shares (Class I)	Institutional Service Shares (Class IS)	Lipper Institutional U.S. Treasury Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	12/8/1997	12/22/1997

Nasdaq symbol	EUIXX	ESIXX

6-month return	0.04%	0.01%	0.01%	0.13%

Average annual return

1-year	0.38%	0.23%	0.19%	0.66%

5-year	2.63%	2.40%	2.73%	3.13%

10-year	2.74%	2.50%	2.74%	3.15%

7-day annualized yield	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.01%	0.01%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2009, there were 178 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class IS. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	3/1/2009	8/31/2009	During Period*

Actual
Class I	$1,000.00	$1,000.37	$1.26
Class IS	$1,000.00	$1,000.10	$1.56
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.95	$1.28
Class IS	$1,000.00	$1,023.64	$1.58

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.25% for Class I and 0.31% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS I		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.10%	3.81%	4.57%	2.96%	1.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$599,094	$1,507,912	$864,468	$98,946	$493,913	$369,460
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.25%[3]	0.21%	0.32%	0.33%	0.32%	0.33%
Expenses excluding waivers/reimbursements and expense reductions	0.33%[3]	0.31%	0.32%	0.33%	0.32%	0.33%
Net investment income (loss)	0.09%[3]	0.96%	3.17%	4.32%	2.94%	1.09%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IS		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.85%	3.56%	4.32%	2.70%	0.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$154,892	$235,023	$214,365	$110,143	$162,313	$218,046
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%[3]	0.47%	0.58%	0.59%	0.57%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.58%[3]	0.57%	0.58%	0.59%	0.57%	0.58%
Net investment income (loss)	0.02%[3]	0.81%	3.29%	4.16%	2.64%	0.88%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 99.9%
Cash Management Bill, 0.44%, 06/17/2010 ß	$25,000,000	$24,911,695
U.S. Treasury Bills ß:
0.10%, 09/17/2009	17,105,000	17,104,228
0.11%, 09/17/2009-09/24/2009	84,560,000	84,555,375
0.12%, 09/24/2009	25,000,000	24,998,091
0.125%, 09/24/2009	50,000,000	49,996,023
0.13%, 09/03/2009-10/08/2009	71,103,000	71,096,065
0.14%, 09/03/2009	30,000,000	29,999,768
0.15%, 09/03/2009	70,953,000	70,952,423
0.17%, 09/10/2009-10/22/2009	141,629,000	141,608,661
0.18%, 09/24/2009	25,000,000	24,997,069
0.27%, 02/04/2010	25,000,000	24,970,804
0.34%, 12/10/2009	25,000,000	24,976,424
0.375%, 10/08/2009	50,000,000	49,980,755
0.41%, 09/15/2009	23,300,000	23,296,244
0.45%, 09/10/2009	25,000,000	24,997,159
0.51%, 04/01/2010	40,000,000	39,878,807
U.S. Treasury Notes, 1.75%, 03/31/2010	25,000,000	25,211,303

Total Investments (cost $753,530,894) 99.9%		753,530,894
Other Assets and Liabilities 0.1%		455,600

Net Assets 100.0%		$753,986,494

ß	Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of August 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2009:

2-7 days	15.6%
8-60 days	65.8%
61-120 days	3.3%
121-240 days	12.0%
241+ days	3.3%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$753,530,894
Interest receivable	184,085
Receivable from investment advisor	31,504
Prepaid expenses and other assets	252,247

Total assets	753,998,730

Liabilities
Dividends payable	2,650
Payable for Fund shares redeemed	667
Due to custodian bank	672
Due to related parties	2,271
Trustees’ fees and expenses payable	863
Printing and postage expenses payable	1,147
Registration and filing fees payable	1,084
Accrued expenses and other liabilities	2,882

Total liabilities	12,236

Net assets	$753,986,494

Net assets represented by
Paid-in capital	$754,232,018
Overdistributed net investment income	(1,352)
Accumulated net realized losses on investments	(244,172)

Total net assets	$753,986,494

Net assets consists of
Class I	$599,094,132
Class IS	154,892,362

Total net assets	$753,986,494

Shares outstanding (unlimited number of shares authorized)
Class I	599,090,226
Class IS	154,841,601

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2009 (unaudited)

Investment income
Interest	$2,047,189

Expenses
Advisory fee	1,263,643
Distribution Plan expenses	234,537
Administrative services fee	361,041
Transfer agent fees	31,161
Trustees’ fees and expenses	10,758
Printing and postage expenses	6,901
Custodian and accounting fees	121,346
Registration and filing fees	30,569
Professional fees	7,552
Temporary guarantee program fees	155,011
Other	19,118

Total expenses	2,241,637
Less: Expense reductions	(144)
Fee waivers and expense reimbursements	(679,082)

Net expenses	1,562,411

Net investment income	484,778

Net realized gains on securities in unaffiliated issuers	42,737

Net increase in net assets resulting from operations	$527,515

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2009 (unaudited)		Year Ended February 28, 2009

Operations
Net investment income		$484,778		$16,787,539
Net realized gains or losses on investments		42,737		(16,559)

Net increase in net assets resulting from operations		527,515		16,770,980

Distributions to shareholders from
Net investment income
Class I		(466,840)		(14,799,245)
Class IS		(17,932)		(1,992,747)

Total distributions to shareholders		(484,772)		(16,791,992)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	146,264,348	146,264,348	6,117,883,577	6,117,883,577
Class IS	891,102	891,102	587,476,127	587,476,127

		147,155,450		6,705,359,704

Net asset value of shares issued in reinvestment of distributions
Class I	307,678	307,678	8,185,019	8,185,019
Class IS	11,595	11,595	1,268,040	1,268,040

		319,273		9,453,059

Payment for shares redeemed
Class I	(1,055,426,031)	(1,055,426,031)	(5,482,613,853)	(5,482,613,853)
Class IS	(81,040,769)	(81,040,769)	(568,075,756)	(568,075,756)

		(1,136,466,800)		(6,050,689,609)

Net increase (decrease) in net assets resulting from capital share transactions		(988,992,077)		664,123,154

Total increase (decrease) in net assets		(988,949,334)		664,102,142
Net assets
Beginning of period		1,742,935,828		1,078,833,686

End of period		$753,986,494		$1,742,935,828

Overdistributed net investment income		$(1,352)		$(1,358)

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the six months ended August 31, 2009, the advisory fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $500,748 and reimbursed Distribution Plan expenses (see Note 4) relating to Class IS shares in the amount of $178,334.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class IS shares. However, currently the distribution fees are limited to 0.25% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$753,530,894	$0	$753,530,894

Further details on the major security types listed above can be found in the Schedule of Investments.

On August 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2009, the Fund had $286,909 in capital loss carryovers for federal income tax purposes with $128,024 expiring in 2014, $142,326 expiring in 2015 and $16,559 expiring in 2016.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

allows the Fund to borrow from other participating funds. During the six months ended August 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended August 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on April 30, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee was triggered.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

18

This page left intentionally blank

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios As of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567756 rv6 10/2009

Evergreen Institutional Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

October 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Money Market Fund for the six-month period ended August 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the period. Home prices continued to fall and job losses persisted. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased during the first quarter of 2009, with yields climbing for longer-term U.S. Treasuries. International markets were hit hard as economies in both developed and emerging countries struggled. Stocks rallied in April after their March 9th lows, led by international and small cap stocks. Signs of stability emerged in the corporate credit markets as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession.

Employment trends in the United States remain troublesome. Personal incomes, induced by the stimulus, jumped in May but were flat in July. Also in July, spending rose 0.2% as the Cash for Clunkers program spurred demand, potentially reducing consumption growth in the months ahead. The Institute for Supply Management’s (ISM’s) manufacturing index surged to 52.9 in August from 48.9 in July, suggesting that the manufacturing sector (representing approximately 20% of economic output) is recovering as auto makers resume production and businesses add to inventories. The much larger services sector, though, remains sluggish, as measured by last month’s 48.4 reading in the ISM’s nonmanufacturing report. And the unemployment rate rose to 9.7% in August as the economy lost 216,000 jobs, bringing the total recession-induced employment contraction to 7.4 million. Until we see stabilization in homes prices and employment, we believe it is unlikely that catalysts for growth such as personal consumption and business investment will be able to propel the economy beyond anything other than “below potential” over the next several quarters. In this challenging

2

LETTER TO SHAREHOLDERS continued

environment, the Federal Reserve Board faces a difficult choice: raising interest rates too soon risks stalling the recovery; but waiting too long risks inflation.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of August 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/19/1996

	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX	EMNXX	EMSXX	EMPXX

6-month return	0.22%	0.19%	0.17%	0.10%	0.05%	0.14%	0.13%

Average annual return

1-year	1.21%	1.16%	1.11%	0.97%	0.80%	0.95%	0.66%

5-year	3.45%	3.40%	3.35%	3.20%	2.96%	3.24%	3.13%

10-year	3.34%	3.30%	3.26%	3.08%	2.92%	3.10%	3.15%

7-day annualized yield	0.18%	0.13%	0.08%	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.21%	0.16%	0.11%	0.02%	0.02%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2009, there were 350 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

In 2008, the advisor and its affiliates took steps to support the net asset value of the Fund. In the absence of those steps, the performance for the Fund during the period would have been lower.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is reimbursing a portion of the 12b-1 fees for Classes IS and P. Had the fees not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	3/1/2009	8/31/2009	During Period*

Actual
Class I	$1,000.00	$1,002.16	$1.31
Class AD	$1,000.00	$1,001.91	$1.56
Class IN	$1,000.00	$1,001.66	$1.82
Class IS	$1,000.00	$1,001.03	$2.47
Class P	$1,000.00	$1,000.52	$2.98
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,023.89	$1.33
Class AD	$1,000.00	$1,023.64	$1.58
Class IN	$1,000.00	$1,023.39	$1.84
Class IS	$1,000.00	$1,022.74	$2.50
Class P	$1,000.00	$1,022.23	$3.01

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.26% for Class I, 0.31% for Class AD, 0.36% for Class IN, 0.49% for Class IS and 0.59% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS I		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.02

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.22%	2.41%[3]	5.13%	5.15%	3.47%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,719,790	$9,787,145	$15,859,243	$14,239,628	$12,037,126	$10,534,653
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%[4]	0.22%	0.18%	0.18%	0.13%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.26%[4]	0.23%	0.20%	0.20%	0.22%	0.21%
Net investment income (loss)	0.44%[4]	2.43%	5.00%	5.03%	3.46%	1.46%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS AD		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.19%	2.36%[3]	5.08%	5.10%	3.41%	1.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,332	$39,919	$181,752	$154,493	$18,476	$4,665
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%[4]	0.27%	0.23%	0.24%	0.20%	0.25%
Expenses excluding waivers/reimbursements and expense reductions	0.31%[4]	0.28%	0.25%	0.26%	0.29%	0.25%
Net investment income (loss)	0.39%[4]	2.51%	4.96%	5.10%	3.66%	1.27%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IN		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.17%	2.31%[3]	5.02%	5.05%	3.36%	1.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,823	$52,995	$114,977	$123,480	$128,213	$197,022
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.36%[4]	0.32%	0.28%	0.28%	0.23%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.36%[4]	0.33%	0.30%	0.30%	0.32%	0.31%
Net investment income (loss)	0.33%[4]	2.41%	4.96%	4.93%	3.22%	1.44%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IS		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.10%	2.15%[3]	4.86%	4.89%	3.21%	1.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,804,405	$2,830,533	$3,569,283	$2,868,537	$2,196,902	$2,368,390
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.49%[4]	0.47%	0.43%	0.43%	0.38%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.51%[4]	0.48%	0.45%	0.45%	0.47%	0.46%
Net investment income (loss)	0.22%[4]	2.17%	4.75%	4.80%	3.13%	1.24%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS P		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.05%	1.90%[3]	4.61%	4.63%	2.95%	1.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,337	$46,198	$136,996	$72,771	$37,038	$208,689
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%[4]	0.72%	0.68%	0.68%	0.61%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.76%[4]	0.73%	0.70%	0.70%	0.70%	0.71%
Net investment income (loss)	0.11%[4]	2.06%	4.46%	4.56%	2.55%	1.04%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 2.5%
Dexia Credit Local SA, 1.02%, 08/13/2010	$145,000,000	$145,027,592
Societe Generale, 1.13%, 10/07/2009	100,000,000	100,000,000

Total Certificates of Deposit (cost $245,027,592)		245,027,592

COMMERCIAL PAPER 71.5%
Asset-Backed 40.1%
Alpine Securitzation Corp., 0.17%, 09/01/2009	55,350,000	55,350,000
Amstel Funding Corp.:
0.70%, 09/01/2009	45,000,000	45,000,000
1.45%, 09/18/2009	75,000,000	74,948,646
1.55%, 09/16/2009	45,000,000	44,970,937
1.60%, 09/11/2009	25,000,000	24,988,889
Antalis U.S. Funding Corp.:
0.26%, 09/23/2009	40,000,000	39,993,644
0.40%, 10/09/2009	42,000,000	41,982,267
0.42%, 10/14/2009	30,000,000	29,984,950
Arabella Finance, Ltd., 0.70%, 09/04/2009	50,000,000	49,997,083
Atlantis One Funding Corp., 0.17%, 09/01/2009	130,000,000	130,000,000
Barton Capital Corp., 0.18%, 09/01/2009	86,247,000	86,247,000
CAFCO, LLC:
0.30%, 11/18/2009	100,000,000	99,935,000
0.32%, 11/18/2009	45,000,000	44,968,800
Cancara Asset Securitization, LLC, 0.47%, 11/10/2009	150,000,000	149,862,917
Charta Corp.:
0.26%, 09/08/2009	24,000,000	23,998,787
0.34%, 10/22/2009	66,980,000	66,947,738
Clipper Receivables Co., 0.15%, 09/01/2009	190,000,000	190,000,000
Concord Minutemen Capital Co., LLC, 0.60%, 09/01/2009	150,000,000	150,000,000
CRC Funding, LLC, 0.34%, 11/04/2009	150,000,000	149,909,333
Crown Point Capital Co.:
0.55%, 11/20/2009	105,000,000	104,871,667
0.60%, 11/02/2009	40,000,000	39,958,667
Ebbets Funding, LLC:
0.40%, 09/01/2009	40,000,000	40,000,000
0.65%, 09/21/2009	35,000,000	34,987,361
0.80%, 10/09/2009	110,000,000	109,907,111
Erasmus Capital Corp., 0.37%, 11/04/2009	55,500,000	55,463,493
Gemini Securitization Corp., 0.20%, 09/01/2009	79,751,000	79,751,000
Govco, LLC:
0.35%, 10/27/2009	50,000,000	49,972,778
0.40%, 09/15/2009	100,000,000	99,984,444
Grampian Funding, LLC:
0.32%, 09/01/2009	45,000,000	45,000,000
0.63%, 10/08/2009	145,000,000	144,906,112

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Intesa Funding, LLC:
0.15%, 09/01/2009	$150,000,000	$150,000,000
0.15%, 09/14/2009	45,000,000	44,997,644
Lexington Parker Capital Co., LLC, 0.60%, 11/10/2009	145,000,000	144,830,833
LMA SA:
0.25%, 09/18/2009	65,000,000	64,992,326
0.30%, 11/27/2009	50,000,000	49,963,750
Manhattan Asset Funding Co.:
0.22%, 09/01/2009	30,555,000	30,555,000
0.25%, 09/08/2009	50,000,000	49,997,569
Mont Blanc Capital Corp., 0.20%, 09/01/2009	80,000,000	80,000,000
Rhein Main Securitization, Ltd.:
0.40%, 10/27/2009	65,000,000	64,959,556
0.43%, 10/05/2009	57,000,000	56,976,852
Rheingold Securitisation, Ltd., 0.43%, 11/24/2009	75,000,000	74,924,750
Romulus Funding Corp., 0.60%, 10/08/2009	70,000,000	69,956,833
Salisbury Receivables Co., 0.28%, 09/14/2009	31,200,000	31,196,845
Scaldis Capital, LLC:
0.30%, 09/10/2009	45,000,000	44,996,625
0.30%, 09/14/2009	100,000,000	99,989,167
Solitaire Funding, LLC, 0.29%, 09/25/2009	48,000,000	47,990,720
Starbird Funding Corp., 0.16%, 09/01/2009	55,000,000	55,000,000
Surrey Funding Corp.:
0.30%, 09/22/2009	30,000,000	29,994,750
0.35%, 10/16/2009	50,000,000	49,978,125
Tasman Funding, Inc.:
0.30%, 09/22/2009	75,000,000	74,986,875
1.20%, 09/04/2009	50,000,000	49,995,000
Versailles CDS, LLC, 0.33%, 09/03/2009	100,000,000	99,998,167
Victory Receivables Corp., 0.24%, 09/17/2009	50,000,000	49,994,667
Windmill Funding Corp., 0.36%, 10/07/2009	45,900,000	45,883,476

		3,866,048,154

Capital Markets 1.5%
Nordea Investment Management North America, Inc., 0.23%, 09/08/2009	150,000,000	149,993,292

Commercial Banks 17.3%
Allied Irish Banks plc:
0.40%, 09/08/2009	15,000,000	14,998,833
0.45%, 09/03/2009	50,000,000	49,998,750
0.45%, 09/09/2009	125,000,000	124,987,500
Bank of Nova Scotia, 0.20%, 09/02/2009	150,000,000	149,999,167
BNP Paribas SA:
0.20%, 09/24/2009	45,000,000	44,994,250
1.00%, 09/01/2009	100,000,000	100,000,000
Commonwealth Bank of Australia, 0.34%, 09/30/2009	141,000,000	140,961,382

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Deutsche Bank AG, 0.13%, 09/01/2009	$150,000,000	$150,000,000
Irish Permanent Treasury:
0.55%, 09/10/2009	90,000,000	89,987,625
0.56%, 09/02/2009	100,000,000	99,998,445
Lloyds Bank plc, 0.37%, 11/18/2009	145,000,000	144,883,758
Rabobank USA Financial Corp., 0.59%, 11/18/2009	150,000,000	149,808,250
Societe Generale, 0.30%, 11/16/2009	45,000,000	44,971,500
Swedbank AB:
0.54%, 12/11/2009	60,000,000	59,909,100
0.82%, 02/12/2010	50,000,000	49,813,222
0.82%, 02/18/2010	100,000,000	99,612,778
Unicredit Delaware, Inc., 0.70%, 10/29/2009	150,000,000	149,830,833

		1,664,755,393

Diversified Financial Services 10.2%
Bank of America Corp., 0.21%, 09/02/2009	25,000,000	24,999,854
Dexia Delaware, LLC:
0.17%, 09/01/2009	45,000,000	45,000,000
0.25%, 09/17/2009	145,000,000	144,983,889
Eksportfinans ASA:
0.24%, 09/21/2009	65,000,000	64,991,333
0.34%, 10/09/2009	55,000,000	54,980,261
0.38%, 10/22/2009	45,000,000	44,975,775
0.38%, 10/29/2009	25,000,000	24,984,694
Fortis Funding, LLC, 0.29%, 09/04/2009	145,000,000	144,996,496
JPMorgan Chase & Co., 0.15%, 09/14/2009	145,000,000	144,992,146
San Paolo IMI U.S. Financial Co., 0.15%, 09/01/2009	100,000,000	100,000,000
UBS AG:
0.19%, 09/01/2009	45,000,000	45,000,000
0.54%, 11/10/2009	145,000,000	144,849,160

		984,753,608

Insurance 0.9%
Prudential plc, 0.43%, 11/06/2009	85,000,000	84,932,992

Thrifts & Mortgage Finance 1.5%
Nationwide Building Society:
0.42%, 10/26/2009	65,000,000	64,958,292
0.50%, 10/13/2009	80,000,000	79,953,333

		144,911,625

Total Commercial Paper (cost $6,895,395,064)		6,895,395,064

CORPORATE BONDS 1.1%
Consumer Finance 1.1%
General Electric Capital Corp., 0.31%, 09/01/2009 (cost $102,040,636)	102,036,000	102,040,636

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

FUNDING AGREEMENTS 4.1%
Transamerica Occidental Funding Agreement:
0.48%, 09/01/2009 +	$100,000,000	$100,000,000
0.49%, 09/01/2009 +	235,000,000	235,000,000
0.75%, 10/01/2009 +	65,000,000	65,000,000

Total Funding Agreements (cost $400,000,000)		400,000,000

MASTER NOTE 1.7%
Bank of America Corp., 0.45%, 09/01/2009 (cost $165,000,000)	165,000,000	165,000,000

TIME DEPOSITS 2.7%
Bank of Ireland:
0.21%, 09/01/2009	50,000,000	50,000,000
0.40%, 09/02/2009	140,000,000	140,000,000
Societe Generale, 0.16%, 09/01/2009	75,000,000	75,000,000

Total Time Deposits (cost $265,000,000)		265,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 15.4%
FFCB, FRN, 0.82%, 11/04/2009	125,000,000	125,000,000
FHLB:
4.50%, 10/09/2009	6,000,000	6,007,000
FRN:
0.18%, 09/23/2009	150,000,000	149,948,710
0.50%, 09/01/2009	125,000,000	125,000,000
FHLMC, FRN:
0.67%, 10/30/2009	125,000,000	125,000,000
0.69%, 09/01/2009	250,000,000	250,000,000
FNMA, FRN:
0.39%, 09/01/2009	450,000,000	449,999,754
0.40%, 10/13/2009	250,000,000	250,014,423

Total U.S. Government & Agency Obligations (cost $1,480,969,887)		1,480,969,887

REPURCHASE AGREEMENTS ^^ 1.0%
Deutsche Bank AG, 0.26%, dated 08/31/2009, maturing 09/01/2009, maturity value $45,000,325 (1)	45,000,000	45,000,000
State Street Corp., 0.12%, dated 08/31/2009, maturing 09/01/2009, maturity value $49,488,529 (2)	49,488,364	49,488,364

Total Repurchase Agreements (cost $94,488,364)		94,488,364

Total Investments (cost $9,647,921,543) 100.0%		9,647,921,543
Other Assets and Liabilities 0.0%		(234,757)

Net Assets 100.0%		$9,647,686,786

+	Security is deemed illiquid.
^^	Collateralized by:
(1)	$47,487,438 Viacom, Inc., 0.00%, 09/03/2009, value is $47,250,001.
(2)	$5,000 FHLMC, 1.45%, 09/10/2010, value including accrued interest is $5,116; $49,545,000 FNMA, 3.875%, 12/10/2009, value including accrued interest is $50,905,939.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of August 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2009:

1 day	33.4%
2-7 days	8.4%
8-60 days	37.8%
61-120 days	17.3%
121-240 days	1.6%
241+ days	1.5%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$9,647,921,543
Receivable for Fund shares sold	589,010
Interest receivable	1,601,191
Receivable from investment advisor	72,580
Prepaid expenses and other assets	2,251,928

Total assets	9,652,436,252

Liabilities
Dividends payable	962,419
Payable for Fund shares redeemed	3,673,250
Due to related parties	30,459
Accrued expenses and other liabilities	83,338

Total liabilities	4,749,466

Net assets	$9,647,686,786

Net assets represented by
Paid-in capital	$9,635,111,848
Overdistributed net investment income	(701,963)
Accumulated net realized gains on investments	13,276,901

Total net assets	$9,647,686,786

Net assets consists of
Class I	$7,719,789,808
Class AD	33,331,532
Class IN	50,823,285
Class IS	1,804,404,789
Class P	39,337,372

Total net assets	$9,647,686,786

Shares outstanding (unlimited number of shares authorized)
Class I	7,710,047,742
Class AD	33,256,830
Class IN	50,696,505
Class IS	1,802,157,130
Class P	39,222,393

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2009 (unaudited)

Investment income
Interest	$37,202,331
Income from affiliated issuers	1,172,078

Total investment income	38,374,409

Expenses
Advisory fee	6,012,359
Distribution Plan expenses
Class AD	9,647
Class IN	27,191
Class IS	2,840,616
Class P	109,436
Administrative services fee	3,279,468
Transfer agent fees	278,042
Trustees’ fees and expenses	88,032
Printing and postage expenses	19,711
Custodian and accounting fees	816,458
Registration and filing fees	338,424
Professional fees	146,551
Temporary guarantee program fees	3,177,083
Other	73,862

Total expenses	17,216,880
Less: Expense reductions	(1,215)
Expense reimbursements	(306,900)

Net expenses	16,908,765

Net investment income	21,465,644

Net realized gains or losses on:
Securities
Unaffiliated issuers	(7,148,538)
Affiliated issuers	45,167

Net realized losses on investments	(7,103,371)

Net increase in net assets resulting from operations	$14,362,273

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2009 (unaudited)		Year Ended February 28, 2009

Operations
Net investment income		$21,465,644		$344,394,801
Net realized gains or losses on investments		(7,103,371)		33,226,735

Net increase in net assets resulting from operations		14,362,273		377,621,536

Distributions to shareholders from
Net investment income
Class I		(18,859,802)		(273,857,454)
Class AD		(74,851)		(2,153,480)
Class IN		(89,178)		(2,437,772)
Class IS		(2,446,889)		(64,850,240)
Class P		(23,317)		(1,704,102)

Total distributions to shareholders		(21,494,037)		(345,003,048)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	16,569,436,216	16,569,436,216	61,144,788,969	61,144,788,969
Class AD	12,957,697	12,957,697	138,879,857	138,879,857
Class IN	32,718,391	32,718,391	220,635,485	220,635,485
Class IS	3,097,781,182	3,097,781,182	8,616,750,081	8,616,750,081
Class P	11,565,340	11,565,340	70,538,034	70,538,034

		19,724,458,826		70,191,592,426

Net asset value of shares issued in reinvestment of distributions
Class I	5,496,468	5,496,468	72,039,353	72,039,353
Class AD	72,896	72,896	1,932,666	1,932,666
Class IN	82,147	82,147	2,219,074	2,219,074
Class IS	726,439	726,439	24,131,192	24,131,192
Class P	19,868	19,868	1,511,000	1,511,000

		6,397,818		101,833,285

Payment for shares redeemed
Class I	(18,636,678,172)	(18,636,678,172)	(67,313,841,936)	(67,313,841,936)
Class AD	(19,593,157)	(19,593,157)	(282,746,381)	(282,746,381)
Class IN	(34,938,560)	(34,938,560)	(285,054,152)	(285,054,152)
Class IS	(4,123,200,261)	(4,123,200,261)	(9,386,855,978)	(9,386,855,978)
Class P	(18,417,789)	(18,417,789)	(163,006,449)	(163,006,449)

		(22,832,827,939)		(77,431,504,896)

Net decrease in net assets resulting from capital share transactions		(3,101,971,295)		(7,138,079,185)

Total decrease in net assets		(3,109,103,059)		(7,105,460,697)
Net assets
Beginning of period		12,756,789,845		19,862,250,542

End of period		$9,647,686,786		$12,756,789,845

Overdistributed net investment income		$(701,963)		$(673,570)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the six months ended August 31, 2009, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2009, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class IS and Class P shares in the amounts of $269,534 and $37,366, respectively.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Corporate debt securities	$0	$7,162,435,700	$0	$7,162,435,700
Debt securities issued by U.S. Treasury and U.S. government agencies	0	1,480,969,887	0	1,480,969,887
Repurchase agreements	0	94,488,364	0	94,488,364
Other	0	910,027,592	0	910,027,592

	$0	$9,647,921,543	$0	$9,647,921,543

On August 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended August 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

25

This page left intentionally blank

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567757 rv6 10/2009

Evergreen Institutional Municipal Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
34	STATEMENT OF ASSETS AND LIABILITIES
35	STATEMENT OF OPERATIONS
36	STATEMENTS OF CHANGES IN NET ASSETS
37	NOTES TO FINANCIAL STATEMENTS
44	TRUSTEES AND OFFICERS

LETTER TO SHAREHOLDERS

October 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Municipal Money Market Fund for the six-month period ended August 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the period. Home prices continued to fall and job losses persisted. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased during the first quarter of 2009, with yields climbing for longer-term U.S. Treasuries. International markets were hit hard as economies in both developed and emerging countries struggled. Stocks rallied in April after their March 9th lows, led by international and small cap stocks. Signs of stability emerged in the corporate credit markets as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession.

Employment trends in the United States remain troublesome. Personal incomes, induced by the stimulus, jumped in May but were flat in July. Also in July, spending rose 0.2% as the Cash for Clunkers program spurred demand, potentially reducing consumption growth in the months ahead. The Institute for Supply Management’s (ISM’s) manufacturing index surged to 52.9 in August from 48.9 in July, suggesting that the manufacturing sector (representing approximately 20% of economic output) is recovering as auto makers resume production and businesses add to inventories. The much larger services sector, though, remains sluggish, as measured by last month’s 48.4 reading in the ISM’s nonmanufacturing report. And the unemployment rate rose to 9.7% in August as the economy lost 216,000 jobs, bringing the total recession-induced employment contraction to 7.4 million. Until we see stabilization in homes prices and employment, we believe it is unlikely that catalysts for growth such as personal consumption and business investment will be able to propel the economy beyond anything other than “below potential” over the next several quarters. In this challenging

LETTER TO SHAREHOLDERS continued

environment, the Federal Reserve Board faces a difficult choice: raising interest rates too soon risks stalling the recovery; but waiting too long risks inflation.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

FUND AT A GLANCE

as of August 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

						Lipper	Merrill
						Institutional	Lynch
				Institutional		Tax-Exempt	3-Month
	Institutional	Administrative	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX	EINXX	EISXX	EIPXX

6-month return	0.32%	0.29%	0.27%	0.19%	0.10%	0.15%	0.13%

Average annual return

1-year	1.40%	1.35%	1.30%	1.14%	0.93%	0.92%	0.66%

5-year	2.56%	2.51%	2.46%	2.31%	2.06%	2.26%	3.13%

10-year	2.45%	2.41%	2.36%	2.19%	2.03%	2.11%	3.15%

7-day annualized yield	0.30%	0.25%	0.20%	0.05%	0.01%	N/A	N/A

30-day annualized yield	0.32%	0.27%	0.22%	0.07%	0.02%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2009, there were 135 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class P. Had the fee not been reimbursed, returns for Class P would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†	Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	3/1/2009	8/31/2009	During Period*

Actual
Class I	$1,000.00	$1,003.17	$1.16
Class AD	$1,000.00	$1,002.91	$1.41
Class IN	$1,000.00	$1,002.66	$1.67
Class IS	$1,000.00	$1,001.91	$2.42
Class P	$1,000.00	$1,001.02	$3.33
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.05	$1.17
Class AD	$1,000.00	$1,023.79	$1.43
Class IN	$1,000.00	$1,023.54	$1.68
Class IS	$1,000.00	$1,022.79	$2.45
Class P	$1,000.00	$1,021.88	$3.36

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.28% for Class AD, 0.33% for Class IN, 0.48% for Class IS and 0.66% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS I		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.03	0.03	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.32%	2.20%	3.49%	3.47%	2.56%	1.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,631,508	$6,154,387	$5,671,591	$7,122,239	$6,721,625	$4,878,429
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%[3]	0.22%	0.21%	0.22%	0.22%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.23%[3]	0.22%	0.21%	0.22%	0.22%	0.21%
Net investment income (loss)	0.62%[3]	2.10%	3.44%	3.40%	2.54%	1.26%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS AD		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.03	0.03	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.29%	2.15%	3.43%	3.41%	2.51%	1.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$104,197	$54,567	$75,380	$60,149	$63,500	$94,903
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.28%[3]	0.27%	0.26%	0.26%	0.27%	0.26%
Expenses excluding waivers/reimbursements and expense reductions	0.28%[3]	0.27%	0.26%	0.26%	0.27%	0.26%
Net investment income (loss)	0.52%[3]	2.10%	3.43%	3.36%	2.41%	1.41%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IN		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.27%	2.10%	3.38%	3.36%	2.46%	1.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$78,090	$86,271	$202,480	$248,249	$189,929	$202,738
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.33%[3]	0.31%	0.31%	0.32%	0.32%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.33%[3]	0.31%	0.31%	0.32%	0.32%	0.31%
Net investment income (loss)	0.53%[3]	2.06%	3.31%	3.31%	2.44%	1.25%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IS		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.19%	1.95%	3.23%	3.21%	2.31%	1.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$730,273	$830,779	$732,031	$676,614	$688,734	$856,461
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.48%[3]	0.47%	0.46%	0.47%	0.47%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.48%[3]	0.47%	0.46%	0.47%	0.47%	0.46%
Net investment income (loss)	0.38%[3]	1.85%	3.16%	3.15%	2.24%	1.01%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS P		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.03	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.10%	1.69%	2.97%	2.95%	2.05%	0.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,592	$3,351	$22,235	$7,159	$10,988	$92,940
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.66%[3]	0.71%	0.71%	0.72%	0.72%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.72%[3]	0.71%	0.71%	0.72%	0.72%	0.71%
Net investment income (loss)	0.21%[3]	1.83%	2.83%	2.85%	1.85%	0.81%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 1.1%
AIRPORT 0.2%
Miami-Dade Cnty., FL Revenue Notes, Miami Intl. Airport Aviation Proj., Ser. 2005-B, 0.55%, 10/01/2009	$19,611,000	$19,611,000

INDUSTRIAL DEVELOPMENT REVENUE 0.9%
Mercer Cnty., ND Pollution Control Refunding Revenue Notes, Ser. 2009-1:
0.38%, 09/04/2009	32,500,000	32,500,000
0.43%, 09/04/2009	32,500,000	32,500,000

		65,000,000

Total Commercial Paper (cost $84,611,000)		84,611,000

MUNICIPAL OBLIGATIONS 97.0%
AIRPORT 3.9%
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 0.55%, VRDN, (Insd. by FSA & SPA: Dexia SA)	22,825,000	22,825,000
Ser. 2005-3, 0.55%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,165,000	15,165,000
Ser. A, 0.31%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,200,000	24,200,000
Broward Cnty., FL Arpt. Sys. RB, Embraer Aircraft Holding Proj., Ser. 2007-A, 0.35%, VRDN, (Liq.: Citibank, NA)	11,000,000	11,000,000
Broward Cnty., FL Arpt. Sys. RRB, Ser. 2008-N, 0.35%, VRDN, (LOC: Assured Guaranty)	73,500,000	73,500,000
Charlotte, NC Arpt. RRB, Charlotte Douglas Arpt., Ser. D, 0.33%, VRDN, (LOC: Bank of America Corp.)	4,675,000	4,675,000
Chicago, IL O’Hare Intl. Arpt. RB:
ROC RR-II-R 11430, 0.79%, VRDN, (Liq.: Citibank, NA)	21,135,000	21,135,000
Ser. 1990, 0.34%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Denver City & Cnty. Aprt. RB, Ser. 2007-102, Class A, 0.52%, VRDN, (Insd. by MBIA & Liq.: Citibank, NA)	7,600,000	7,600,000
Hillsborough Cnty., FL Aviation Auth. RRB, Tampa Intl. Arpt. Proj., Ser. A, 5.50%, 10/01/2009, (Insd. by FSA)	2,820,000	2,829,611
Lexington-Fayette Cnty., KY Aprt. RB:
Ser. A, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,705,000	8,705,000
Ser. B, 0.13%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,400,000	4,400,000
Louisville, KY Regl. Arpt. Auth. Spl. Facs. RB, OH, LLC Proj., Ser. A, 0.19%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,600,000	8,600,000
Miami-Dade Cnty., FL Intl. Arpt. Aviation RB:
Ser. 34, 0.34%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Ser. 2008-1139X, 0.54%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	7,500,000	7,500,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 0.33%, VRDN, (LOC: Branch Bank & Trust Co.)	4,340,000	4,340,000
Ser. B, 0.55%, VRDN, (LOC: Branch Bank & Trust Co.)	4,785,000	4,785,000
San Francisco, CA City & Cnty. Arpts. RB, Ser. B, 0.75%, 09/15/2010, (Liq.: Morgan Stanley)	12,000,000	12,000,000
San Jose, CA Arpt. RB, Deutsche Bank Spears/Lifers Trust, Ser. DB-479, 0.34%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	35,200,000	35,200,000

		291,329,611

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Broome Cnty., NY Indl. Dev. Agcy. RB, Good Shepherd Village, Endwell, Inc. Proj.:
Ser. B, 0.44%, VRDN, (LOC: M&T Trust Co.)	$7,100,000	$7,100,000
Ser. C, 0.44%, VRDN, (LOC: M&T Trust Co.)	7,100,000	7,100,000
California Hlth. Facs. Fin. Auth. RB, Northern Presbyterian Homes & Svcs., Inc., 0.35%, VRDN, (LOC: Allied Irish Banks plc)	38,805,000	38,805,000
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.44%, VRDN, (LOC: M&T Trust Co.)	6,985,000	6,985,000
South Central Pennsylvania Gen. Auth. RB, Homewood Hanover Proj., 0.44%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	18,500,000	18,500,000

		78,490,000

EDUCATION 7.7%
Boise State Univ. RB, Solar Eclipse Proj., Ser. 2007-0002, 0.28%, VRDN, (LOC: US Bank)	27,690,000	27,690,000
Colorado Edl. & Cultural Facs. Auth. RB, Natl. Jewish Fed. Proj., 0.18%, VRDN, (LOC: US Bank)	5,100,000	5,100,000
Connecticut Hlth. & Edl. Facs. Auth. RB:
Ser. 13TP, 0.29%, VRDN, (LOC: Wells Fargo & Co.) °°	7,300,000	7,300,000
Yale University Proj., Ser. T-2, 0.15%, VRDN, (LOC: Wells Fargo Bank, NA) °°	28,050,000	28,050,000
District of Columbia RB, George Washington Univ. Proj.:
Ser. B, 0.24%, VRDN, (LOC: Bank of America Corp.)	9,250,000	9,250,000
Ser. C, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,025,000	9,025,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 0.29%, VRDN, (LOC: US Bank)	12,010,000	12,010,000
Florida Gulf Coast Univ. Fin. Corp. RB, Parking Proj., Ser. A, 0.36%, VRDN, (LOC: Harris NA)	8,000,000	8,000,000
Fulton Cnty., GA Dev. Auth. RB, The Lovett Sch. Proj., Ser. 2008, 0.27%, VRDN, (LOC: SunTrust Banks, Inc.)	27,500,000	27,500,000
Harris Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Ser. B, 0.29%, VRDN, (LOC: Allied Irish Banks plc)	50,000,000	50,000,000
Illinois Fin. Auth. RB:
Drivers Trust, Ser. 3302, 0.23%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,200,000	6,200,000
University of Chigago Med. Proj., Ser. B-1, 0.13%, VRDN, (SPA: Bank of Montreal)	4,175,000	4,175,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Johns Hopkins Univ. Proj., Ser. 1003, 0.39%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj., Ser. U-6E, 0.22%, VRDN, (LOC: Bank of Nova Scotia)	13,670,000	13,670,000
Cushing Academy Proj., 0.31%, VRDN, (Gtd. by TD Bank, NA)	12,500,000	12,500,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Capital Asset Program, Ser. M-2, 0.31%, VRDN, (LOC: Bank of America Corp.)	9,400,000	9,400,000
Nashville & Davidson Cntys., TN Hlth. & Edl. Facs. RB, Lipscomb Univ. Proj, 0.27%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 0.55%, VRDN, (SPA: Allied Irish Banks plc)	9,485,000	9,485,000
Dartmouth College Proj., Ser. 3069, 0.34%, VRDN, (Liq.: Morgan Stanley)	6,330,000	6,330,000
Dartmouth Hitchcock Proj., Ser. A, 0.50%, VRDN, (Insd. by FSA)	48,735,000	48,735,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Law Sch. Proj., Ser. 2006-B-1, 0.24%, VRDN, (LOC: Allied Irish Banks plc)	$8,700,000	$8,700,000
North Carolina Capital Fin. Agcy. RB:
Duke Univ. Proj., Ser. 2005-A, 0.18%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,915,000	5,915,000
Wake Forest Univ. Proj., Ser. 3070, 0.36%, VRDN, (Liq.: Morgan Stanley)	5,000,000	5,000,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 0.29%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,065,000	21,065,000
Oregon Hlth. & Science Univ. RB:
Ser. B-1, 0.25%, VRDN, (LOC: US Bank)	8,000,000	8,000,000
Ser. B-2, 0.22%, VRDN, (LOC: US Bank)	3,300,000	3,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Hlth. Sys., Ser. A, 0.23%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Polk Cnty., FL Sch. Board COP, Ser. 2931Z, 0.84%, VRDN, (LOC: FSA & Liq.: JPMorgan Chase & Co.)	7,130,000	7,130,000
Princeton, OH Sch. Dist. MSTR RB, 0.27%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 0.31%, VRDN, (LOC: Bank One)	1,425,000	1,425,000
University of North Carolina RB, Chapel Hill Univ. Hosp. Proj., Ser. 2009A, 0.20%, VRDN, (LOC: Bank of America Corp.)	6,300,000	6,300,000
University of Texas Fin. Sys. RRB, Ser. 2007-B, 0.16%, VRDN, (Liq.: JPMorgan Chase & Co.)	71,570,000	71,570,000
University of Vermont RB, Vermont State Agricultural College Proj., Ser. 2007-88, Class A, 0.79%, VRDN, (Insd. by AMBAC & LOC: Citibank, NA)	19,800,000	19,800,000
University of Virginia RB, Drivers Trust, Ser. 3188-Z, 0.16%, VRDN, (Liq.: JPMorgan Chase & Co.)	17,040,000	17,040,000
Virginia College Bldg. Auth. RB, Univ. of Richmond Proj., 0.37%, VRDN, (LOC: Bank of America Corp.)	23,000,000	23,000,000
Wyoming Student Loan Corp. RB, Ser. A-3, 0.36%, VRDN, (SPA: Royal Bank of Canada)	40,000,000	40,000,000

		579,070,000

ELECTRIC REVENUE 1.3%
Bartow Cnty., GA Dev. Auth. PCRB, Bowen Proj., Ser. 1997, 0.11%, VRDN, (Gtd. by Georgia Pwr. Co.)	35,000,000	35,000,000
Chelan Cnty., WA Pub. Util. Dist. No. 1 RB, Chelan Hydro Cons. Sys., Ser. 2001-A, 0.56%, VRDN, (Insd. by BHAC)	2,770,000	2,770,000
Effingham Cnty., GA IDA PCRRB, Savannah Elec. & Power Co. Proj., 0.16%, VRDN, (Gtd. by Savannah Elec. & Power Co.)	13,870,000	13,870,000
Illinois Fin. Auth. PCRB, Ser. F, 0.27%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,200,000	10,200,000
Michigan Strategic Fund RB, Consumers Energy Co. Proj., 0.33%, VRDN, (Liq.: Wells Fargo & Co.) °°	7,000,000	7,000,000
Ohio Air Quality Dev. Auth. RB:
Dayton Power Proj., Ser. B, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,350,000	8,350,000
Ohio Elec. Corp. Proj., Ser. D, 0.21%, VRDN, (LOC: Bank of Tokyo-Mitsubishi UFJ)	3,570,000	3,570,000
Ohio Valley Elec. Corp. Proj., Ser. B, 0.21%, VRDN, (LOC: Bank of Nova Scotia)	2,500,000	2,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Putnam Cnty., GA Dev. Auth. PCRB, Georgia Pwr. Co. Proj., 0.11%,VRDN, (Gtd. by Georgia Pwr. Co.)	$13,725,000	$13,725,000
San Antonio, TX RB, Drivers Trust, Ser. 3247, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,730,000	2,730,000

		99,715,000

GENERAL OBLIGATION – LOCAL 4.7%
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 0.39%, VRDN, (LOC: US Bank)	3,170,000	3,170,000
Chicago, IL Board of Ed. GO:
Ser. 2009-A1, 0.30%, VRDN, (LOC: Harris Trust & Savings)	5,000,000	5,000,000
Ser. 2009-B, 0.12%, VRDN, (LOC: US Bank)	3,000,000	3,000,000
Ser. 2009-C, 0.12%, VRDN, (LOC: US Bank)	8,615,000	8,615,000
Chicago, IL Eclipse Funding Trust GO, Solar Eclipse Proj., Ser. 2006-0003, 0.27%, VRDN, (Insd. by FSA & LOC: US Bank)	9,240,000	9,240,000
Chicago, IL GO:
Deutsche Bank Spears-Lifers Trust, Ser. DB-393, 0.36%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	14,525,000	14,525,000
Ser. B-3, 0.12%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,225,000	15,225,000
Ser. ZC-1, 3.00%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.27%,VRDN, (LOC: US Bank)	19,855,000	19,865,483
Cypress-Fairbanks, TX GO, Drivers Trust, Ser. 3246-Z, 0.23%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 0.42%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	300,000	300,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust, Ser. DBE-637, 0.41%, VRDN, (Liq.: Deutsche Bank AG)	4,200,000	4,200,000
Indianapolis, IN Pub. Impt. GO, Ser. 2009-B, 0.78%, 09/01/2009, (LOC: Bank of New York Mellon Corp.)	14,000,000	14,000,000
Kane McHenry Cook & De Kalb, IL GO, Sch. Dist. No. 300, Ser. 2007, 0.64%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	23,965,000	23,965,000
Las Vegas, NV GO, Ser. C, 0.13%, VRDN, (Liq: Lloyds TSB Group plc)	3,125,000	3,125,000
Lenexa, KS GO, Ser. A, 5.00%, 09/01/2009, (Insd. by FSA)	5,115,000	5,115,000
Morgan Hill, CA Sch. Dist. MSTR GO, Ser. 39, 0.31%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000
New York, NY GO:
Ser. 3823, 1.31%, VRDN, (SPA: Dexia Credit Local)	14,870,000	14,870,000
Ser. B-2, 0.11%, VRDN, (LOC: JPMorgan Chase & Co.)	25,200,000	25,200,000
Oyster Bay, NY GO, BAN, Ser. 2009-A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	40,000,000	40,091,991
Poway, CA Sch. Dist. GO, Ser. 3063, 0.29%,VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	10,000,000	10,000,000
Rockland Cnty., NY GO, BAN, 2.50%, 09/02/2010	24,411,000	24,761,054
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.31%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	20,795,000	20,795,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Will Cnty., IL GO, Deutsche Bank Spears-Lifers Trust, Ser. DB-365, 0.35%,VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	$18,465,000	$18,465,000

		358,026,528

GENERAL OBLIGATION – STATE 4.5%
California GO, Ser. A-1, 0.50%, VRDN, (LOC: Fortis Bank)	21,500,000	21,500,000
California MSTR GO, Ser. 42A, 0.31%, VRDN, (SPA: Societe Generale)	4,075,000	4,075,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.41%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,627,000	3,627,000
Colorado GO, Parker Automotive Proj., 0.39%, VRDN, (LOC: US Bank)	3,250,000	3,250,000
Connecticut GO, Ser. A-1, 0.45%, VRDN, (SPA: Dexia SA)	44,940,000	44,940,000
District of Columbia GO, ROC RR-II-R 11072, 0.44%, VRDN, (LOC: Citibank, NA)	10,005,000	10,005,000
District of Columbia Refunding GO, Ser. 2008-A, 0.45%, VRDN, (LOC: Allied Irish Banks plc)	10,965,000	10,965,000
Florida Board of Ed. GO, Ser. 137, 0.32%,VRDN, (Liq.: JPMorgan Chase & Co.)	8,825,000	8,825,000
Massachusetts GO:
Drivers Trust, Ser. 3187-Z, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	8,205,000	8,205,000
Ser. 2648, 0.49%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Michigan Muni. Board Auth. State Aid GO:
Ser. 2009-C-1, 3.00%, 08/20/2010, (Gtd. by Michigan Muni. Bond Auth.)	64,000,000	64,976,098
Ser. 2009-C-2, 2.50%, 08/20/2010, (LOC: JPMorgan Chase & Co.)	24,000,000	24,379,731
Ser. 2009-C-3, 2.50%, 08/20/2010, (LOC: Scotia Bank)	10,000,000	10,158,222
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 0.29%, VRDN, (LOC: US Bank)	7,455,000	7,455,000
Pennsylvania GO, Drivers Trust, Ser. 3250, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,075,000	1,075,000
Texas GO:
Ser. 2008-A, 0.65%, VRDN, (SPA: Dexia SA)	21,500,000	21,500,000
Veterans Hsg. Assistance Proj.:
Ser. II-A, 0.65%, VRDN, (SPA: Dexia SA)	18,380,000	18,380,000
Ser. II-B, 0.40%, VRDN, (LOC: Sumitomo Trust & Banking Co.)	10,720,000	10,720,000
Ser. II-D, 0.35%, VRDN, (LOC: Sumitomo Trust & Banking Co.)	11,580,000	11,580,000
Texas TRAN GO, Ser. 2009, 2.50%, 08/31/2010	38,000,000	38,764,520
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 0.41%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,550,000	2,550,000
Ser. 2650-Z, 0.16%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000
Wisconsin GO, ROC RR-II-R 11604, 0.29%, VRDN, (Liq.: Citibank, NA)	7,100,000	7,100,000

		338,730,571

HOSPITAL 10.4%
Albany-Dougherty Cnty., GA Hosp. Auth. RRB, BAN, Phoebe Putney Mem. Hosp., Ser. 2008-A, 0.35%, VRDN, (LOC: SunTrust Banks, Inc.)	605,000	605,000
Allegheny Cnty., PA IDA RB, Univ. of Pittsburgh Med. Ctr. Children’s Hosp., Ser. 2004-A, 0.28%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Branch Banking & Trust Muni. Trust RB, Ser. 2041, 0.47%,VRDN, (LOC: Branch Bank & Trust Co.)	$4,460,000	$4,460,000
California Hlth. Facs. Fin. Auth. RB, Eagle 2007-147, Class A, 0.29%, VRDN, (Liq.: Citibank, NA)	20,335,000	20,335,000
Charlotte-Mecklenberg Hosp. Auth. RB, Ser. 2007-G, 2.80%, VRDN, (Insd. by FSA & SPA: Dexia SA)	13,700,000	13,700,000
Clackamas Cnty., OR Hosp Facs. Auth. RB, Legacy Hlth. Sys. Proj., Ser. A, 0.20%, VRDN, (LOC: US Bank)	13,700,000	13,700,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc. Proj., Ser. 2009, 0.20%, VRDN, (LOC: US Bank)	3,900,000	3,900,000
Cuyahoga Cnty., OH Hosp. RRB, Univ. Hosp. Hlth. Sys., Inc. Proj., Ser. 263, 0.77%, VRDN, (Insd. by MBIA)	37,980,000	37,980,000
Florida RB, Lee Mem. Hlth Svcs. Proj., Ser. 3088, 0.34%, VRDN, (Liq.: Morgan Stanley)	20,035,000	20,035,000
Franklin Cnty., OH Hosp. RRB, U.S. Hlth. Corp. Proj., Ser. A, 0.20%,VRDN, (LOC: US Bank)	9,360,000	9,360,000
Grand Forks, ND Hosp. Facs. Auth. RB, United Hosp. Proj., 0.17%,VRDN, (LOC: LaSalle Bank NA)	8,840,000	8,840,000
Hanover Cnty., VA EDA RB, Bon Secours Hlth. Proj., Ser. D-2, 0.20%, VRDN, (LOC: US Bank)	6,900,000	6,900,000
Harris Cnty., TX Cultural Ed. Facs. RRB, Texas Med. Ctr. Proj., Ser. A, 0.13%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,790,000	2,790,000
Harris Cnty., TX Hlth. Facs. RRB, Mem. Hermann Healthcare Sys. Proj., Ser. 2008-A, 0.60%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.25%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Illinois Fin. Auth. RB:
Centegra Hlth. Proj., 0.50%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	45,175,000	45,175,000
Children’s Hosp. Proj., Ser. 2008-1098, 0.54%, VRDN, (Insd. by Assured Gty. Corp. & LOC: Bank of America Corp.)	13,250,000	13,250,000
Resurrection Hlth. Proj., Ser. C, 0.33%, VRDN, (LOC: LaSalle Bank, NA)	21,700,000	21,700,000
Swedish Covenant Proj., Ser. B, 0.33%, VRDN, (LOC: Allied Irish Banks plc)	18,500,000	18,500,000
Illinois Hlth. Facs. Auth. RB:
ROC RR-II-R 401, 0.29%, VRDN, (Insd. by FHA & LOC: Citibank, NA)	7,870,000	7,870,000
Ser. F, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,000,000	16,000,000
Indiana Fin. Auth. RB:
Parkview Hlth. Sys. Proj.:
Ser. B, 0.26%, VRDN, (LOC: National City Bank)	8,250,000	8,250,000
Ser. D, 0.27%, VRDN, (LOC: Citibank, NA)	10,590,000	10,590,000
Trinity Hlth. Proj., Ser. D 2, 0.18%,VRDN, (Liq.: Goldman Sachs Group, Inc.)	21,250,000	21,250,000
Indiana Hlth. & Eld. Facs. Fin. Auth. RB, Clarian Hlth. Proj., Ser. C, 0.30%,VRDN, (LOC: Branch Bank & Trust Co.)	8,950,000	8,950,000
Lee, FL Mem. Hlth. Sys. Hosp. RB, Ser. 2009-B, 0.13%, VRDN, (LOC: Bank of America Corp.)	20,500,000	20,500,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Ser. 385, 1.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,640,000	15,640,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Louisiana Pub. Facs. Auth. RB:
Christus Hlth. Proj., Ser. B-3, 0.20%,VRDN, (LOC: Bank of New York Mellon Corp.)	$3,000,000	$3,000,000
Commcare Corp. Proj., Ser. 2008-B, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,000,000	15,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Mercy Ridge Med. Ctr.:
Ser. 2000, 0.36%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	24,000,000	24,000,000
Ser. 2008, 0.39%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	33,770,000	33,770,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
Amherst College Proj., Ser. H, 0.48%, 07/08/2010	11,100,000	11,100,000
Partners Healthcare Sys. Proj., Ser. I-2, 0.18%, VRDN, (LOC: US Bank)	20,000,000	20,000,000
Mississippi Hosp. Equip. & Facs. Auth. RB, Baptist Mem. Hlth. Proj., Ser. B-2, 0.55%, 09/10/2009, (LOC: Regions Bank NA)	35,000,000	35,000,000
Missouri Hlth. & Edl. Facs. RB, Cox Hlth. Proj., Ser. C, 0.33%,VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
North Carolina Med. Care Cmnty. Healthcare Facs. RB, FirstHealth Carolinas Proj., Ser. B, 0.26%, VRDN, (LOC: Branch Bank & Trust Co.)	15,200,000	15,200,000
North Carolina Med. Care Cmnty. Healthcare Facs. RRB:
Baptist Hosp. Proj., Ser. 2009-C, 0.22%, VRDN, (LOC: Branch Bank & Trust Co.)	5,595,000	5,595,000
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.21%, VRDN, (LOC: Bank of America Corp.)	4,900,000	4,900,000
Univ. Hlth. Sys. Proj., Ser. A1, 0.27%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. 237, 0.77%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	101,000,000	101,000,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,100,000	12,100,000
Pell City, AL Spl. Care Facs. Auth. RB, Noland Hlth. Svcs., Inc. Proj., Ser. 2009A, 0.30%, VRDN, (LOC: US Bank)	4,000,000	4,000,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children’s Hosp. Proj., Ser. 2002-B, 0.12%, VRDN, (SPA: JPMorgan Chase & Co.)	6,500,000	6,500,000
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Proj., Ser. A-1, 0.18%, VRDN, (LOC: US Bank)	15,500,000	15,500,000
Rhode Island Hlth. & Edl. Bldg. Corp. Hlth. Facs. RB, Ser. A, 0.32%, VRDN, (SPA: Allied Irish Banks plc)	8,725,000	8,725,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 0.29%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB, Anmed Hlth. Proj., Ser. C, 0.21%, VRDN, (LOC: Branch Banking & Trust Co.)	5,000,000	5,000,000
St. Charles Cnty., MO RB, United Handicap Svcs., 0.47%, VRDN, (LOC: U.S. Bancorp)	4,350,000	4,350,000
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Texas Hlth. Resources Proj., Ser. D, 0.12%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,875,000	3,875,000
Travis Cnty., TX Hlth. Facs. Dev. Corp. RB, Ascension Hlth. Credit Proj., Ser. A, 6.25%, 12/15/2009, (Insd. by MBIA)	11,140,000	11,721,523

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Washington Healthcare Facs. Auth. RB:
Adventist Hlth. Sys. Proj., 1.37%, VRDN, (LOC: Bank of New York Mellon Corp.)	$700,000	$700,000
Swedish Hlth. Svcs. Proj., Ser. B, 0.20%, VRDN, (LOC: US Bank)	12,000,000	12,000,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Ministry Healthcare Inc. Proj., Ser. B, 1.10%, VRDN, (LOC: US Bank)	18,135,000	18,135,000

		781,646,523

HOUSING 24.7%
Alaska Hsg. Fin. Corp. RB:
Ser. 2002-A, 0.85%, VRDN, (SPA: Dexia SA)	38,040,000	38,040,000
Ser. 2006-0022, 0.28%, VRDN, (LOC: US Bank)	14,825,000	14,865,653
Ser. A, 0.20%, VRDN, (LOC: US Bank)	13,480,000	13,480,000
Alexandria, VA Redev. & Hsg. RB, PFOTER, Ser. C-2, 0.49%, VRDN, (SPA: Royal Bank of Canada)	18,325,000	18,325,000
Atlanta, GA Hsg. Auth. MHRB, Vlgs. at Carver Proj., 0.43%, VRDN, (LOC: SunTrust Banks, Inc.)	3,425,000	3,425,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.36%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California CDA MHRRB, PUTTER, IAC Proj.:
Ser. 2680, 0.49%, VRDN, (Liq.: JPMorgan Chase & Co.)	23,000,000	23,000,000
Ser. 2681, 0.64%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	7,300,000	7,300,000
California HFA Home Mtge. RB, Ser. U, 1.90%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	26,640,000	26,640,000
California Statewide Cmnty. Dev. Auth. RB, Ser. 3046, 0.46%, VRDN, (Liq.: Morgan Stanley)	34,000,000	34,000,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.54%, VRDN, (SPA: State Street Corp.)	5,253,945	5,253,945
Ser. 2004-10, 0.54%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	6,088,000	6,088,000
Ser. 2005-03, 0.51%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	52,170,000	52,170,000
Ser. 2005-13, 0.51%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	13,462,000	13,462,000
Ser. 2005-14, 0.54%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	18,001,000	18,001,000
Ser. 2005-30, 0.54%, VRDN, (LOC: State Street Corp.)	23,590,000	23,590,000
Ser. 2005-31, 0.54%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	22,220,000	22,220,000
Ser. 2006-02, 0.54%, VRDN, (SPA: State Street Corp.)	23,700,000	23,700,000
Ser. 2006-06, 0.54%, VRDN, (Liq.: State Street Corp.)	18,842,000	18,842,000
Ser. 2006-10, 0.54%, VRDN, (Gtd. by State Street Corp.)	2,080,000	2,080,000
Connecticut HFA RB, Ser. A-1, 0.10%,VRDN, (SPA: JPMorgan Chase & Co., Inc.)	12,180,000	12,180,000
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 0.39%, VRDN, (Insd. by FNMA)	8,000,000	8,000,000
Dekalk Cnty., GA Hsg. Auth. RB, PFOTER, Orchard Walk Apts. Proj., Ser. 4584, 0.67%, VRDN, (Insd. by FHLMC)	10,255,000	10,255,000
District of Columbia HFA RB, PFOTER:
Carver Sr. Apts. Proj., Ser. 4566, 0.67%, VRDN, (Insd. by FHLMC)	8,520,000	8,520,000
Galen Terrace Proj., Ser. 4568, 0.67%, VRDN, (Insd. by FHLMC)	4,380,000	4,380,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
District of Columbia HFA RB, PFOTER:
Ser. 4275, 0.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$8,995,000	$8,995,000
Duval Cnty., FL MHRB, Camri Green Apts., 0.36%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
FHLMC MHRB:
Ser. M001, Class A, 0.54%, VRDN, (Insd. by & Liq.: FHLMC)	30,771,614	30,771,614
Ser. M002, Class A, 0.54%, VRDN, (Insd. by FHLMC)	4,433,451	4,433,451
Ser. M008, Class A, 0.54%, VRDN, (Insd. by FHLMC)	20,655,738	20,655,738
Ser. M020, Class A, 0.44%, VRDN, (Insd. by FHLMC)	27,630,000	27,630,000
Florida HFA RB, Vizcaya Villas Proj., Ser. 1996-M, 0.47%, VRDN, (Insd. by FHA & SPA: Royal Bank of Canada)	5,765,000	5,765,000
Fulton Cnty., GA Dev. Auth. RB, St. George Village Proj., 0.33%, VRDN, (LOC: Bank of America Corp.)	5,950,000	5,950,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 0.51%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Harris Cnty., TX Hsg. Fin. Corp. MFHRB, Baypointe Apts. Proj., 0.35%, VRDN, (LOC: Citibank, NA)	10,000,000	10,000,000
Houston, TX Hsg. Fin. Corp. RB, PFOTER:
Kensington Place Apts., Ser. 2004, 0.67%, VRDN, (Insd. by FHLMC)	12,200,000	12,200,000
Sterlingshire Apts. Proj., Ser. 2003 A-1, 0.67%, VRDN, (Insd. by FHLMC)	5,890,000	5,890,000
Illinois HDA RB:
Florida House Proj., Ser. C, 0.42%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,465,000	5,465,000
Homeowner Mtg. Proj., Ser. A-3, 0.60%, VRDN, (Liq.: State Street Corp.)	17,900,000	17,900,000
Larkin Vlg. Proj., Ser. A, 0.42%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,170,000	14,170,000
Iowa HFA SFHRB, Ser. N, 0.35%, VRDN, (Insd. by FHLMC & FNMA)	7,250,000	7,250,000
Kentucky Hsg. Corp. RB, Ser. L, 0.36%, VRDN, (SPA: BNP Paribas SA)	7,100,000	7,100,000
Lee Cnty., FL HFA MFHRB, Cape Coral Apts. Proj., Ser. A, 3.25%, VRDN, (LOC: SunTrust Banks, Inc.)	6,160,000	6,160,000
Los Angeles, CA Cmnty. Redev. Agcy. MHRB, Second & Central Apts. Proj., Ser. A, 0.27%, VRDN, (LOC: HSBC Bank USA, NA)	16,300,000	16,300,000
Louisiana HFA MHRB:
Arbor Place Apts. Proj., Ser. 2008, 0.48%, VRDN, (Insd. by FHLMC)	8,440,000	8,440,000
PFOTER, The Crossing Apts. Proj., Ser. 2006-4572, 0.67%, VRDN, (Insd. by FHLMC)	7,420,000	7,420,000
Macon Trust Pooled Cert. RB, Ser. 1997, 0.64%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	4,100,000	4,100,000
Maricopa Cnty., AZ MHRB, Desert Eagles Estate Proj., Ser. 2003A-1, 0.67%, VRDN, (Insd. by FHLMC)	9,665,000	9,665,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 0.30%,VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland Cmnty. Dev. Auth. RB, Dept. of Hsg. & Cmnty. Dev. Proj., Ser. C, 0.32%, VRDN, (Liq.: State Street Corp.)	18,500,000	18,500,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	43,615,000	43,615,000
0.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000
0.66%, VRDN, (Insd. by FHLMC)	23,560,000	23,560,000
Class C, 0.54%, VRDN, (SPA: Lloyds TSB Group plc)	46,530,000	46,530,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Michigan HDA RB:
Ltd. Oblig. Hsg. Canterbury Proj., Ser. A, 0.60%, VRDN, (LOC: LaSalle Bank, NA)	$9,500,000	$9,500,000
Rental Hsg. Proj.:
Ser. 2006-A, 0.28%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	53,765,000	53,765,000
Ser. 2006-C, 0.28%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	30,100,000	30,100,000
Minnesota Bond Securitization Trust RB:
Ser. S1, 0.59%, VRDN, (LOC: LaSalle Bank, NA)	3,135,000	3,135,000
Ser. S2, 0.59%, VRDN, (LOC: LaSalle Bank, NA)	3,270,000	3,270,000
Minnesota HFA RB, Residential Hsg. Fin. Proj., Ser. C, 0.35%, VRDN, (Gtd. by Minnesota HFA)	8,000,000	8,000,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.64%, VRDN, (Insd. by FHLMC)	2,425,000	2,425,000
MuniMae Trust RB, 0.82%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 1.32%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York HFA RB:
ROC RR-II-R 11700, Ser. B:
0.20%, VRDN, (LOC: Citibank, NA)	28,100,000	28,100,000
0.41%, VRDN, (Liq.: Citibank, NA)	6,810,000	6,810,000
Ser. L, 0.25%, VRDN, (LOC: Bank of America Corp.)	8,250,000	8,250,000
Ser. M-1, 0.25%, VRDN, (LOC: Bank of America Corp.)	7,850,000	7,850,000
New York Hsg. Fin. Agcy. RB, Archstone Westbury Hsg. Proj., Ser. 2004-A, 0.27%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
New York Mtge. Agcy. Fixed Rate Homeowner RB, ROC RR-II-R 11703, 0.41%, VRDN, (Liq.: Citibank, NA)	11,500,000	11,500,001
New York Mtge. Agcy. Homeowner RB, Ser. 147, 0.50%,VRDN, (SPA: Dexia SA)	25,000,000	25,000,000
New York State Dorm. Auth. RB, Supported Debt Teresian House Proj., Ser. 2003, 0.44%, VRDN, (LOC: M&T Trust Co.)	18,425,000	18,425,000
New York, NY Drivers Trust RB, Ser. 3381, 0.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,650,000	3,650,000
New York, NY HDA MFHRB, Thessalonica Ct. Proj., Ser. A, 0.34%, VRDN, (LOC: Citibank, NA)	13,800,000	13,800,000
New York, NY HFA RB, West 43rd Street Proj., 0.20%, VRDN, (Insd. by FNMA)	10,400,000	10,400,000
New York, NY Hsg. Dev. Corp. MHRB:
100 Jane Street Proj., Ser. A, 0.28%, VRDN, (Insd. by FNMA)	9,500,000	9,500,000
550 East 170th Street Apts., Ser. 2007-A, 0.30%,VRDN, (LOC: Citibank, NA)	9,300,000	9,300,000
East 165th St., Ser. A, 0.30%, VRDN, (LOC: Citibank, NA)	7,665,000	7,665,000
Queens Family Courthouse Apts., Ser. 2007-A, 0.30%, VRDN, (LOC: Citibank, NA)	31,300,000	31,300,000
ROC RR-II-R 11699, 0.41%, VRDN, (Liq.: Citibank, NA)	6,315,000	6,315,000
Ser. 2008-A-1-B, 0.27%, VRDN, (LOC: JPMorgan Chase & Co.)	23,100,000	23,100,000
Ser. E, 0.50%, 03/15/2010, (Liq.: JPMorgan Chase & Co.)	10,850,000	10,850,000
Ser. J-1, 0.27%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,040,000	13,040,000
The Plaza, Ser. 2007-A, 0.30%, VRDN, (LOC: Citibank, NA)	7,750,000	7,750,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Ohio HFA RB:
Residential Mortgage Proj.:
Ser. B, 0.35%, VRDN, (Insd. by FNMA & SPA: KBC Bank NV)	$19,100,000	$19,100,000
Ser. M, 0.35%, VRDN, (Insd. by FNMA & LOC: Citibank, NA)	11,600,000	11,600,000
Residential Mtg.-Backed Securities Program, Ser. 2006-B, 0.34%, VRDN, (Insd. by FHLMC & FNMA & GNMA & LOC: Citibank, NA)	38,350,000	38,350,000
Orange Cnty., FL HFA MHRB, Landings on Millenia Blvd. Apts. Proj., Ser. 2002-A, 0.28%, VRDN, (Insd. by FNMA)	6,910,000	6,910,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. E, 0.34%, VRDN, (SPA: KBC Bank)	15,000,000	15,000,000
Ser. F, 0.34%, VRDN, (SPA: State Street Corp.)	20,000,000	20,000,000
Pennsylvania HFA RB, Ser. 95-C, 0.40%, VRDN, (SPA: Dexia SA)	31,180,000	31,180,000
Pennsylvania HFA SFHRB:
Ser. 88-C, 0.55%, VRDN, (SPA: Dexia SA)	7,000,000	7,000,000
Ser. 93-B, 0.55%, VRDN, (SPA: Dexia SA)	32,220,000	32,220,000
Ser. 2005-88B, 0.55%, VRDN, (SPA: Dexia SA)	7,725,000	7,725,000
Ser. 2007-98C, 0.55%, VRDN, (SPA: Dexia SA)	34,955,000	34,955,000
Ser. 2008-C, 0.35%, VRDN, (LOC: Bank of America Corp.)	9,105,000	9,105,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, Rosemont at Pleasanton Apts. Proj., Ser. 2005, 0.67%, VRDN, (Insd. by FHLMC)	12,995,000	12,995,000
Sevier Cnty., TN Pub. Bldg. Auth. RB, Interim Loan Program, Ser. B-1, 2.00%, 03/01/2010, (LOC: Allied Irish Banks plc)	12,000,000	12,047,170
South Carolina Hsg. Fin. & Dev. Auth. RB, PFOTER,Wyndham Pointe Apts. Proj., 0.67%, VRDN, (Insd. by FHLMC)	9,395,000	9,395,000
South Dakota Hsg. Dev. Auth. RB:
Ser. C, 0.29%, VRDN, (SPA: South Dakota HDA)	20,800,000	20,800,000
Ser. F, 0.31%, VRDN, (Insd. by FHLMC)	34,000,000	34,000,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 0.44%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 0.44%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Stamford, CT Hsg. Auth. MHRB, Fairfield Apt. Proj., 0.29%, VRDN, (LOC: Bank of America Corp.)	11,900,000	11,900,000
Texas Dept. of Hsg. & Cmnty. Affairs MFHRB, Costa Mariposa Apts. Proj., 0.46%, VRDN, (LOC: Bank of America Corp.)	6,845,000	6,845,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. A, 0.32%, VRDN, (Insd. by FHLMC, FNMA & GNMA)	10,265,000	10,265,000
Texas Dept. of Hsg. RB, Providence at Rush Creek II Apts., Ser. 2004, 0.67%, VRDN, (Insd. by FHLMC)	8,710,000	8,710,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 1.30%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Wisconsin Hsg. & EDA RB:
Home Ownership Proj., Ser. C, 0.30%, VRDN, (LOC: Fortis Bank SA)	14,075,000	14,075,000
ROC RR-II-R 11522, 0.41%, VRDN, (Liq.: Citibank, NA)	20,590,000	20,590,000
Ser. B, 0.42%, VRDN, (LOC: State Street Corp.)	7,905,000	7,905,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Wisconsin Hsg. & EDA RB:
Ser. C:
0.42%, VRDN, (LOC: Lloyds TSB Group plc)	$12,085,000	$12,085,000
0.30%, VRDN, (SPA: Fortis Bank SA)	3,000,000	3,000,000
Ser. D, 0.75%, VRDN, (SPA: Dexia Credit Local)	104,740,000	104,740,000
Ser. E, 0.60%, VRDN, (SPA: Fortis Bank SA)	26,355,000	26,355,000
Wyoming CDA RB:
Ser. 2, 0.45%, VRDN, (SPA: State Street Corp.)	11,000,000	11,000,000
Ser. 7, 0.45%, VRDN, (Liq.: State Street Corp.)	9,800,000	9,800,000
Ser. 8, 0.45%, VRDN, (SPA: State Street Corp.)	12,000,000	12,000,000
Ser. 9, 0.45%, VRDN, (Liq.: State Street Corp.)	8,500,000	8,500,000
Ser. 11, 0.45%, VRDN, (SPA: State Street Corp.)	12,000,000	12,000,000
Ser. 1424-R, 0.65%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,535,000	9,535,000

		1,865,625,572

INDUSTRIAL DEVELOPMENT REVENUE 4.9%
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,267,000	3,267,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 0.55%, VRDN, (LOC: Bank of America Corp.)	2,680,000	2,680,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 0.80%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 0.57%, VRDN, (LOC: Bank of America Corp.)	1,325,000	1,325,000
Ascension Parish, LA RB, BASF Corp Proj., 0.77%, VRDN, (LOC: Premier Bank NA)	2,300,000	2,300,000
Beaver Cnty., PA IDA RB, First Energy Nuclear, Ser. B, 0.27%, VRDN, (LOC: Citibank, NA)	12,600,000	12,600,000
Berkeley Cnty., SC IDRB, Amoco Oil Co. Proj., Ser. 1997, 0.12%, VRDN, (Gtd. by BP plc)	750,000	750,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 0.72%, VRDN, (LOC: U.S. Bancorp)	1,800,000	1,800,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 0.42%,VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 0.61%, VRDN, (LOC: Associated Banc-Corp.)	1,750,000	1,750,000
Calcasieu Parish, LA IDRB, Hydroserve Westlake Proj., 0.42%, VRDN, (LOC: Bank One)	5,100,000	5,100,000
Carroll Cnty., KY Solid Waste Disposal RB, Celotex Corp. Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Chicago, IL IDRB:
Enterprise Ctr. Proj.:
Ser. IX, 0.60%, VRDN, (LOC: LaSalle Bank, NA)	4,750,000	4,750,000
Ser. X, 0.60%, VRDN, (LOC: LaSalle Bank, NA)	4,300,000	4,300,000
PS Greetings, Inc. Proj., 0.52%, VRDN, (LOC: LaSalle Bank, NA)	1,295,000	1,295,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.70%,VRDN, (LOC: Wells Fargo & Co.) °°	190,000	190,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.80%, VRDN, (LOC: Firstar Bank)	$1,000,000	$1,000,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB, Hilmar Cheese Co., Inc. Proj., 0.39%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Delaware Cnty., PA IDA Arpt. Facs. RB, United Parcel Svcs., Inc. Proj., Ser. 1985, 0.10%, VRDN, (Gtd. by United Parcel Svcs., Inc.)	15,100,000	15,100,000
Dutchess Cnty., NY Indl. Dev. Auth. Civic Facs. RB, Brookview Inc. Proj., 0.44%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,610,000	8,610,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 0.62%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 0.74%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,350,000	1,350,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002, Repco Equipment Leasing Proj., 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	600,000	600,000
Gary, IN EDRB, Grant Street Proj., 0.74%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 0.74%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 0.76%, VRDN, (LOC: Branch Bank & Trust Co.)	2,655,000	2,655,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 0.53%, VRDN, (LOC: Wells Fargo & Co.) °°	1,320,000	1,320,000
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Associates, Inc. Proj., 0.67%, VRDN, (LOC: LaSalle Bank, NA)	555,000	555,000
Illinois Fin. Auth. RB, Drivers Trust, Ser. 3420, 0.44%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,300,000	3,300,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 1.42%, VRDN, (LOC: Bank One)	1,460,000	1,460,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 0.63%, VRDN, (LOC: U.S. Bancorp)	700,000	700,000
Kansas City, MO IDRB, Ser. 2005-B, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	25,800,000	25,800,000
Kentucky EDFA RB, Republic Svcs., Inc. Proj., 0.42%, VRDN, (LOC: Bank of America Corp.)	4,650,000	4,650,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 0.53%, VRDN, (LOC: Wells Fargo & Co.) °°	5,100,000	5,100,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 0.69%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 0.42%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Louisiana Pub. Facs. Auth. RB, Dynamic Fuels, LLC Proj., 0.12%, VRDN, (LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 0.58%, VRDN, (LOC: Bank of North Dakota)	3,040,000	3,040,000
Maricopa Cnty., AZ IDA RB, Valley of the Sun YMCA Proj., 0.23%, VRDN, (LOC: US Bank)	7,500,000	7,500,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 0.55%, VRDN, (LOC: Bank of America Corp.)	9,500,000	9,500,000
Massachusetts Indl. Dev. Fin. Agcy. RB, Unilock New York Proj., 1.27%, VRDN, (LOC: Bank One)	2,400,000	2,400,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 0.52%, VRDN, (LOC: U.S. Bancorp)	$1,760,000	$1,760,000
Miami-Dade Cnty., FL IDRB, Tarmac America Proj., 0.55%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 0.65%, VRDN, (LOC: U.S. Bancorp)	2,350,000	2,350,000
Mississippi Business Fin. Corp. RB, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Proj., Ser. B, 0.38%, 01/04/2010, (LOC: Bank of America Corp.)	40,000,000	40,000,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC Proj., 0.74%, VRDN, (SPA: BNP Paribas SA)	2,790,000	2,790,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol, LLC Proj., Ser. 2007, 0.51%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Oregon EDRB:
Beef Northwest Feeders Proj., 0.74%, VRDN, (LOC: Bank of America Corp.)	2,050,000	2,050,000
Behlen Manufacturing Co. Proj., 0.47%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 0.72%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Palm Beach Cnty., FL Fin. Auth. RB, Drivers Trust, Ser. 3419, 0.42%, VRDN, (Insd. by BHAC & Liq.: JPMorgan Chase & Co.)	2,275,000	2,275,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 0.62%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, BASF Corp. Proj., 0.77%, VRDN, (Gtd. by BASF Corp.)	12,900,000	12,900,000
Portland, OR Spl. Oblig. RB, Horizon Air Inds., Inc. Proj., Ser. 1997, 0.29%, VRDN, (LOC: Bank of America Corp.)	17,300,000	17,300,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 0.65%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
South Carolina Jobs EDA RB, Ortec, Inc. Proj., Ser. B, 0.60%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 0.39%, VRDN, (LOC: US Bank)	3,080,000	3,080,000
Stafford Cnty., VA RB, Eclipse Funding Trust Proj., 0.28%, VRDN, (LOC: US Bank)	11,445,000	11,445,000
Washington EDFA RB, Royal Ridge Fruit Proj., 0.74%, VRDN, (LOC: Bank of America Corp.)	3,045,000	3,045,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 0.65%, VRDN, (LOC: U.S. Bancorp)	1,060,000	1,060,000
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 0.12%, VRDN, (Gtd. by BP plc)	675,000	675,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 0.79%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Wisconsin Hsg. & EDA RB, Ser. A, 0.70%, VRDN, (LOC: Bank of America Corp.)	4,775,000	4,775,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., Ser. 1996, 0.83%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 0.60%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000

		370,042,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 0.5%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-10, 0.42%, VRDN, (SPA: State Street Corp.)	$8,795,000	$8,795,000
Fulton Cnty., GA Facs. Corp. COP, ROC RR-II-R 12148, 0.79%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	14,335,000	14,335,000
Miami-Dade Cnty., FL COP:
Ser. 2008-1119X, 0.39%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	5,000,000	5,000,000
Ser. 2008-1125X, 0.39%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	5,675,000	5,675,000
Trimble Cnty., KY Assn. of Cntys. Leasing Trust RB, Ser. A, 0.13%, VRDN, (LOC: US Bank)	5,000,000	5,000,000

		38,805,000

MISCELLANEOUS REVENUE 11.2%
BB&T Muni. Trust RB:
Ser. 1036, 0.41%, VRDN, (LOC: Branch Bank & Trust Co.)	12,515,000	12,515,000
Ser. 5000, 0.43%, VRDN, (SPA: Rabobank Intl.)	19,283,560	19,283,560
Ser. 5001, 0.43%, VRDN, (SPA: Rabobank Intl.)	24,127,800	24,127,800
Ser. 5003, 0.59%, VRDN, (SPA: Rabobank Intl.)	51,659,108	51,659,108
Clarksville, TN Pub. Bldg. Auth. RB, Tennessee Muni. Fund Proj., 0.33%, VRDN, (LOC: Bank of America Corp.)	1,825,000	1,825,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 0.44%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 0.44%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2006-04, 0.42%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Ser. 2007-01, 0.34%, VRDN, (Liq.: by State Street Corp.)	30,000,000	30,000,000
Ser. 2007-02, 0.42%, VRDN, (Gtd. by State Street Corp.)	26,140,000	26,140,000
Ser. 2007-03, 0.44%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-14, 0.54%, VRDN, (Gtd. by State Street Corp.)	15,655,000	15,655,000
Ser. 2007-26, 0.44%, VRDN, (Liq.: State Street Corp.)	95,568,000	95,568,000
Ser. 2007-32, 0.44%, VRDN, (Liq.: State Street Corp.)	18,960,000	18,960,000
Ser. 2007-34, 0.44%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 0.54%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA)	27,987,000	27,987,000
Ser. 2007-44, 0.44%, VRDN, (Gtd. by State Street Corp.)	28,780,000	28,780,000
Delaware EDA IDRB, Delaware Clean Power Proj.:
Ser. 1997-B, 0.23%, VRDN, (Gtd. by Motiva Enterprises, LLC)	11,500,000	11,500,000
Ser. 1997-C, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	34,700,000	34,700,000
Ser. 1997-D, 0.32%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000
District of Columbia RB, KIPP DC, 0.39%, VRDN, (LOC: M&T Trust Co.)	28,225,000	28,225,000
Erie Cnty., NY IDA Sch. Facs. RB, Ser. 2946, 0.54%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	7,140,000	7,140,000
Florida RB, Drivers Trust, Ser. 3251, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,380,000	2,380,000
Fulton Cnty., GA Dev. Auth. RB, Boys & Girls Club of America Proj., 1.55%, VRDN, (LOC: Suntrust Banks, Inc.)	500,000	500,000
Gulf Coast Waste Disposal Auth. PCRB, Amoco Oil Co. Proj., Ser. 1994, 0.12%, VRDN, (Gtd. by BP plc)	460,000	460,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Gulf Coast Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2006, 0.12%, VRDN, (Gtd. by BP plc)	$10,000,000	$10,000,000
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RB, Deer Park Refining, Ltd. Proj., Ser. 2004-A, 0.54%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	87,900,000	87,900,000
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A, 2.00%, 01/05/2010, (LOC: JPMorgan Chase & Co.)	100,000,000	100,307,056
Issaquah, WA Cmnty. Properties RB, Ser. A, 0.45%, VRDN, (LOC: Bank of America Corp.)	32,500,000	32,500,000
Kansas City,. MO RRB, H. Roe Bartle Convention Ctr. Proj., Ser. 2008 F, 0.37%, VRDN, (SPA: Dexia SA)	2,400,000	2,400,000
Mississippi Business Fin. Corp. RB, Jackson Med. Mall Foundation Proj., Ser. 2008-A, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,195,000	5,195,000
Montgomery Cnty., MD EDA RB, Brooke Grove Foundation, Inc., 0.47%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,810,000	7,810,000
New Jersey EDRRB, Arbor Glen of Bridgewater Proj., 0.20%, VRDN, (LOC: Sovereign Bank)	4,900,000	4,900,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 0.41%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Phoenix, AZ Civic Impt. Corp. RB, PFOTER, Ser. PZ-284, 0.44%, VRDN, (Insd. by BHAC & Liq.: Merrill Lynch & Co., Inc.)	1,630,000	1,630,000
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 0.78%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Fina Oil & Chemical Co. Proj., Ser. B, 0.30%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Motiva Enterprises Proj., Ser. 2008, 0.40%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,000,000	12,000,000
Valdez, AK Marine Terminal RB, ExxonMobil Proj., Ser. 2001, 0.08%, VRDN, (Gtd. by ExxonMobil Corp.)	21,090,000	21,090,000
Washington Hsg. Fin. Commission RB, Seattle Art Museum Proj., Ser. 2005, 0.33%, VRDN, (LOC: Allied Irish Banks plc)	11,650,000	11,650,000

		844,902,524

PORT AUTHORITY 0.4%
Chicago, IL IDRB, Fed. Marine Proj., Ser. 1984, 0.47%, VRDN, (Insd. by FHLMC)	4,200,000	4,200,000
Port Tacoma, WA RB, ROC-RR-II-R 12056, 0.47%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	28,135,000	28,135,000

		32,335,000

PUBLIC FACILITIES 0.5%
Breckinridge Cnty., KY Lease Program RB, Assn. Cntys. Leasing Trust, Ser. 1999, 0.28%, VRDN, (LOC: US Bank)	11,730,000	11,730,000
Palm Beach Cnty., FL Refunding COP RB, PFOTER, Ser. 2007-4070, 0.65%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: Merrill Lynch & Co., Inc.)	15,725,000	15,725,000
Palm Beach Cnty., FL Sch. Board RB, Eagle-2007-21 Class A, 0.39%, VRDN, (SPA: Bayerische Landesbanken)	10,985,000	10,985,000
Stafford Cnty., VA EDRB, Ser. 2635, 0.44%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,665,000	1,665,000

		40,105,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.8%
Port Arthur, TX Dist. Env. Facs. RRB, Motiva Enterprises, Ser. 2008-B, 0.23%, VRDN, (Gtd. by Motiva Enterprises, LLC)	$26,800,000	$26,800,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. A, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	33,300,000	33,300,000

		60,100,000

SOLID WASTE 3.6%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 1.19%, VRDN, (LOC: Compass Bancshares, Inc.)	95,000	95,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj., Ser. 2006, 0.32%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	126,300,000	126,300,000
New York Environmental Facs. RB,Waste Mgmt., Inc. Proj., Ser. 2002-B, 0.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	22,070,000	22,070,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.: 0.73%, VRDN, (Gtd. by Flint Hills Resources)	11,000,000	11,000,000
Ser. 2002-A, 0.69%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. 2006, 1.55%, VRDN, (Gtd. by Flint Hills Resources)	10,500,000	10,500,000
Ser. 2007, 0.73%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.73%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Ser. B, 0.58%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Wayne Cnty., GA Dev. Auth. Solid Waste Disposal RB, Rayonier Proj., 0.67%, VRDN, (LOC: Bank of America Corp.)	15,000,000	15,000,000
Winder Barrow Cnty., GA Solid Waste Disposal RB, Republic Svcs., Inc. Proj., 1.55%, VRDN, (LOC: SunTrust Banks, Inc.)	6,000,000	6,000,000

		267,665,000

SPECIAL TAX 4.3%
Austin, TX RB, Hotel Occupancy Tax Sub Lien, Ser. A, 0.42%, VRDN, (SPA: Dexia SA)	6,260,000	6,260,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 0.29%, VRDN, (LOC: U.S. Bancorp)	13,010,000	13,010,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RRB, Ser. 2007-326, 0.59%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
Denver, CO Urban Renewal Tax RB, Downtown Denver Proj., Ser. B, 1.20%, VRDN, (LOC: Compass Bank)	1,055,000	1,055,000
District of Columbia Ballpark RB, Ser. B, 0.33%, VRDN, (LOC: Bank of America Corp.)	6,850,000	6,850,000
Louisiana Gas & Fuels RB, ROC RR-II-R 661, 0.39%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	17,845,000	17,845,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 0.34%, VRDN, (SPA: Deutsche Bank AG)	2,235,000	2,235,000
New York Personal Income Tax RB, Urban Dev. Corp. Proj., Ser. 3470, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
New York RB, Dorm. Auth. Personal Income Tax Ed. Proj., Ser. 3471, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,525,000	4,525,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 3-C, 0.45%, VRDN, (SPA: Dexia SA)	21,495,000	21,495,000
Ser. 3-D, 0.45%, VRDN, (SPA: Dexia SA)	63,015,000	63,015,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Puerto Rico Sales Tax Fin. Corp. RB, PFOTER, Ser. 267, 1.37%, VRDN, (SPA: Dexia SA)	$14,202,000	$14,202,000
Puerto Rico Sales Tax Fin. Corp. RRB:
Ser. 3033, 0.49%, VRDN, (Liq.: Morgan Stanley)	23,330,000	23,330,000
Ser. 3036, 0.49%, VRDN, (Liq.: Morgan Stanley)	84,295,000	84,295,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.12%, VRDN, (LOC: Bank of New York Mellon Corp.)	4,300,000	4,300,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 0.30%, VRDN, (SPA: Rabobank Nederlands)	7,298,000	7,298,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 0.47%, VRDN, (Insd. by AMBAC)	8,675,000	8,675,000
Utah Tran. Auth. Sales Tax RB, Ser. B, 0.12%, VRDN, (LOC: Fortis Bank)	22,000,000	22,000,000
Wisconsin Trans. RRB, PUTTERS, Ser. 2790, 0.44%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	13,710,000	13,710,000

		321,405,000

TOBACCO REVENUE 0.5%
Alaska Tobacco Settlement Northern Tobacco Securitization Corp. RB, PFOTER, 0.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	34,385,000	34,385,000

TRANSPORTATION 1.9%
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.34%, VRDN, (Gtd. by State Street Corp.)	45,425,000	45,425,000
Ser. 038, 0.27%, VRDN, (Insd. by AMBAC & Liq.: & LOC: Wells Fargo & Co.) °°	250,000	250,000
New Jersey Turnpike Auth. RB, Dexia Credit Local Trust, Ser. 2008-057, 1.20%, VRDN, (Insd. by FSA & SPA: Dexia SA)	29,215,000	29,215,000
New York Metropolitan Trans. Auth. RB, Ser. G-1, 0.17%, VRDN, (SPA: Bank of Nova Scotia)	28,000,000	28,000,000
Oklahoma Turnpike Auth. RB:
Ser. 2006D, 0.25%, VRDN, (Liq.: Lloyds TSB Group plc)	12,650,000	12,650,000
Ser. 2006F, 0.13%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,000,000	5,000,000
Triborough Bridge & Tunnel Auth. RRB, Ser. 2000-AB, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	22,885,000	22,885,000

		143,425,000

UTILITY 5.3%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 04/01/2010, (Gtd. by American Muni. Power Ohio, Inc.)	83,700,000	83,700,000
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 0.34%, VRDN, (SPA: Deutsche Bank AG)	3,550,000	3,550,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.14%, VRDN, (LOC: JPMorgan Chase & Co.)	850,000	850,000
Central Plains, NE RB, Nebraska Gas Proj. No. 2, Ser. 2009, 0.38%, VRDN, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
Colorado Springs, CO Util. Sys. RB, ROC RR-II-R 457, 0.29%, VRDN, (LOC: Citibank, NA)	7,465,000	7,465,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Florida RB, JEA Elec. Sys. Proj., Ser. 3-C1, 0.17%, VRDN, (SPA: Bank of Nova Scotia)	$15,320,000	$15,320,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.32%, VRDN, (SPA: Royal Bank of Canada)	12,300,000	12,300,000
Lower Alabama Gas Dist. RB, Alabama Gas Supply Proj., Ser A, 0.32%, VRDN, (SPA: Societe Generale)	72,045,000	72,045,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 1.33%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	7,370,000	7,370,000
Mesa, AZ Util. Sys. RB, ROC RR-II-R 11032, 0.79%,VRDN, (Insd. by FSA & LOC: Citibank, NA)	15,600,000	15,600,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 1.78%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Municipal Energy Acquisition Corp. RB, PFOTER, Tennessee Gas Proj., Ser. 1578, 0.39%, VRDN, (Liq.: JPMorgan Chase & Co.)	50,000,000	50,000,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.13%, VRDN, (SPA: Societe Generale)	103,217,000	103,217,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.47%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	9,015,000	9,015,000

		402,432,000

WATER & SEWER 4.9%
Atlanta, GA Water & Wastewater RB, Ser. 2008-05, 1.20%, VRDN, (Insd. by FSA & SPA: Dexia SA)	25,380,000	25,380,000
Baltimore, MD MSTR RB, Ser. 152, 0.55%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Buffalo, NY Muni. Water Fin. Auth. RB, 0.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,225,000	13,225,000
Chicago, IL Water RB:
Eclipse Funding Trust, Ser. 2006-0106, 0.29%,VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	34,030,000	34,030,000
Subser. 04, 0.29%, VRDN, (Liq.: State Street Corp.)	3,225,000	3,225,000
Clay Cnty., FL RB, Drivers Trust, Ser. 3439, 0.89%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Cleveland, OH Waterworks RB, Ser. Q, 0.32%, VRDN, (LOC: Bank of America Corp.)	8,500,000	8,500,000
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2007-23, 0.44%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	16,460,000	16,460,000
Detroit, MI Sewer Disposal Auth. RB, Ser. A, 5.95%, 09/01/2009, (Insd. by FGIC)	14,490,000	15,267,521
Detroit, MI Sewer Disposal Auth. RRB, Ser. 2006, 0.45%, 10/01/2009, (LOC: Bank of New York Mellon Corp.)	69,888,000	69,888,000
Indianapolis, IN Pub. Impt. RB, Waterworks Proj., ROC RR-II-R 11779, 0.49%, VRDN, (Liq.: Citibank, NA)	17,325,000	17,325,000
Kentucky Rural Water Fin. Corp. RB, Ser. B-1:
2.00%, 09/01/2009, (Gtd. by Kentucky Rural Water Fin. Corp.)	15,000,000	15,059,243
2.25%, 09/01/2009, (Gtd. by Kentucky Rural Water Fin. Corp.)	3,570,000	3,581,016
King Cnty., WA Sewer RB, Ser. 3090, 0.34%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	16,690,000	16,690,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Massachusetts Water Resource Auth. RB, Ser. E, 0.24%, VRDN, (Gtd. by Massachusetts Water Resource Auth.)	$50,000,000	$50,000,000
Minnesota Rural Water. Fin. Auth. RB, Ser. 2009, 2.25%, 09/01/2009, (Liq.: Morgan Keegan & Co., Inc.)	6,800,000	6,855,914
Mississippi Business Fin. Corp. Waste Disposal RB, Waste Mgmt. Inc. Proj., 0.38%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,000,000	10,000,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Utility Auth., Wastewater Treatment Proj., Ser. 2006-A, 0.75%,VRDN, (Insd. by FSA & SPA: Dexia SA)	3,825,000	3,825,000
New York, NY Muni. Water & Sewer Fin. Auth. RB, Fiscal Year 2009, Ser. 3484, 0.16%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,620,000	4,620,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB, Fiscal Year 2002, Ser. 3092, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	7,655,000	7,655,000
New York, NY RB, Drivers Trust:
Ser. 3465, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,995,000	5,995,000
Ser. 3477, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,000,000	4,000,000
Ser. 3482, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,250,000	7,250,000
Pennsylvania EDA Wastewater Treatment RB, Sunoco, Inc. Proj., Ser. B, 0.17%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,000,000	8,000,000
Philadelphia, PA Water & Wastewater RRB, PFOTER, Ser. 2007-B, 0.66%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: Merrill Lynch & Co., Inc.)	6,485,000	6,485,000
San Diego, CA Pub. Facs. Auth. MSTR RB, Ser. 30, 0.31%, VRDN, (SPA: Societe Generale)	4,810,000	4,810,000

		371,826,694

Total Municipal Obligations (cost $7,320,062,023)		7,320,062,023

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 0.53% q (cost $500,000)	500,000	500,000

Total Investments (cost $7,405,173,023) 98.1%		7,405,173,023
Other Assets and Liabilities 1.9%		142,487,765

Net Assets 100.0%		$7,547,660,788

°°	Credit enhancement is provided by a non-controlled affiliate.
q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2009:

Texas	12.9%
New York	8.8%
Illinois	6.7%
Florida	5.9%
California	4.6%
Ohio	4.4%
Other	4.2%
Wisconsin	4.1%
Michigan	3.8%
Delaware	3.5%
Pennsylvania	3.0%
Indiana	2.9%
Georgia	2.6%
Alabama	2.4%
Massachusetts	1.8%
Puerto Rico	1.7%
Alaska	1.6%
New Hampshire	1.6%
Maryland	1.6%
Virginia	1.5%
Connecticut	1.4%
Wyoming	1.4%
Mississippi	1.4%
Arizona	1.3%
District of Columbia	1.2%
Oregon	1.1%
Louisiana	1.1%
New Jersey	1.1%
Tennessee	1.1%
North Dakota	1.1%
North Carolina	1.1%
Kentucky	1.0%
Missouri	0.9%
South Dakota	0.7%
Minnesota	0.6%
Colorado	0.5%
Idaho	0.4%
Nebraska	0.4%
Nevada	0.4%
Kansas	0.4%
South Carolina	0.3%
Hawaii	0.3%
Utah	0.3%
Oklahoma	0.3%
Vermont	0.3%
Iowa	0.2%
Rhode Island	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2009:

Tier 1	100%

The following table shows the percent of total investments based on effective maturity as of August 31, 2009:

1 day	0.8%
2-7 days	90.9%
8-60 days	1.7%
61-120 days	0.2%
121-240 days	3.9%
241+days	2.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$7,405,173,023
Cash	5,250,876
Receivable for securities sold	205,445,129
Receivable for Fund shares sold	479,399
Interest receivable	10,782,651
Prepaid expenses and other assets	457,599

Total assets	7,627,588,677

Liabilities
Dividends payable	1,313,155
Payable for securities purchased	75,525,574
Payable for Fund shares redeemed	3,033,777
Advisory fee payable	22,752
Distribution Plan expenses payable	4,554
Due to other related parties	12,829
Accrued expenses and other liabilities	15,248

Total liabilities	79,927,889

Net assets	$7,547,660,788

Net assets represented by
Paid-in capital	$7,547,506,178
Undistributed net investment income	592,886
Accumulated net realized losses on investments	(438,276)

Total net assets	$7,547,660,788

Net assets consists of
Class I	$6,631,507,890
Class AD	104,196,800
Class IN	78,090,313
Class IS	730,273,456
Class P	3,592,329

Total net assets	$7,547,660,788

Shares outstanding (unlimited number of shares authorized)
Class I	6,631,417,402
Class AD	104,220,266
Class IN	78,097,214
Class IS	730,173,931
Class P	3,594,357

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2009 (unaudited)

Investment income
Interest	$33,084,944
Dividends	131,828
Income from affiliated issuers	20,938

Total investment income	33,237,710

Expenses
Advisory fee	4,315,820
Distribution Plan expenses
Class AD	22,989
Class IN	53,648
Class IS	1,052,656
Class P	11,316
Administrative services fee	2,354,084
Transfer agent fees	22,812
Trustees’ fees and expenses	11,879
Printing and postage expenses	10,428
Custodian and accounting fees	682,394
Registration and filing fees	41,128
Professional fees	33,173
Temporary guarantee program fees	1,385,799
Other	51,060

Total expenses	10,049,186
Less: Expense reductions	(805)
Expense reimbursements	(1,663)

Net expenses	10,046,718

Net investment income	23,190,992

Net realized gains on securities in unaffiliated issuers	130,288

Net increase in net assets resulting from operations	$23,321,280

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2009 (unaudited)		Year Ended February 28, 2009

Operations
Net investment income		$23,190,992		$148,754,084
Net realized gains on investments		130,288		311,798

Net increase in net assets resulting from operations		23,321,280		149,065,882

Distributions to shareholders from
Net investment income
Class I		(21,103,972)		(130,554,353)
Class AD		(238,759)		(1,473,771)
Class IN		(284,256)		(3,096,396)
Class IS		(1,583,338)		(15,858,774)
Class P		(4,754)		(269,358)

Total distributions to shareholders		(23,215,079)		(151,252,652)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	9,824,212,594	9,824,212,594	26,965,140,434	26,965,140,434
Class AD	98,475,264	98,475,264	97,497,968	97,497,968
Class IN	68,331,733	68,331,733	175,085,326	175,085,326
Class IS	633,206,371	633,206,371	1,736,795,016	1,736,795,016
Class P	4,755,598	4,755,598	11,107,126	11,107,126

		10,628,981,560		28,985,625,870

Net asset value of shares issued in reinvestment of distributions
Class I	7,585,706	7,585,706	47,977,970	47,977,970
Class AD	237,141	237,141	1,312,069	1,312,069
Class IN	269,940	269,940	2,922,001	2,922,001
Class IS	1,034,979	1,034,979	10,157,768	10,157,768
Class P	4,712	4,712	264,405	264,405

		9,132,478		62,634,213

Payment for shares redeemed
Class I	(9,354,769,300)	(9,354,769,300)	(26,528,452,457)	(26,528,452,457)
Class AD	(49,084,309)	(49,084,309)	(119,609,703)	(119,609,703)
Class IN	(76,783,851)	(76,783,851)	(294,177,214)	(294,177,214)
Class IS	(734,758,127)	(734,758,127)	(1,647,943,909)	(1,647,943,909)
Class P	(4,519,287)	(4,519,287)	(30,251,628)	(30,251,628)

		(10,219,914,874)		(28,620,434,911)

Net increase in net assets resulting from capital share transactions		418,199,164		427,825,172

Total increase in net assets		418,305,365		425,638,402
Net assets
Beginning of period		7,129,355,423		6,703,717,021

End of period		$7,547,660,788		$7,129,355,423

Undistributed net investment income		$592,886		$616,973

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the six months ended August 31, 2009, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2009, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class IS and Class P shares in the amount of $210 and $1,453, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Corporate debt securities	$0	$84,611,000	$0	$84,611,000
Debt securities issued by states in the U.S. and its political subdivisions	0	7,320,062,023	0	7,320,062,023
Other	500,000	0	0	500,000

	$500,000	$7,404,673,023	$0	$7,405,173,023

Further details on the major security types listed above can be found in the Schedule of Investments.

On August 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2009, the Fund incurred and elected to defer post-October losses of $568,564.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended August 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567758 rv6 10/2009

Evergreen Institutional Treasury Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

October 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Treasury Money Market Fund for the six-month period ended August 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the period. Home prices continued to fall and job losses persisted. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased during the first quarter of 2009, with yields climbing for longer-term U.S. Treasuries. International markets were hit hard as economies in both developed and emerging countries struggled. Stocks rallied in April after their March 9th lows, led by international and small cap stocks. Signs of stability emerged in the corporate credit markets as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession.

Employment trends in the United States remain troublesome. Personal incomes, induced by the stimulus, jumped in May but were flat in July. Also in July, spending rose 0.2% as the Cash for Clunkers program spurred demand, potentially reducing consumption growth in the months ahead. The Institute for Supply Management’s (ISM’s) manufacturing index surged to 52.9 in August from 48.9 in July, suggesting that the manufacturing sector (representing approximately 20% of economic output) is recovering as auto makers resume production and businesses add to inventories. The much larger services sector, though, remains sluggish, as measured by last month’s 48.4 reading in the ISM’s nonmanufacturing report. And the unemployment rate rose to 9.7% in August as the economy lost 216,000 jobs, bringing the total recession-induced employment contraction to 7.4 million. Until we see stabilization in homes prices and employment, we believe it is unlikely that catalysts for growth such as personal consumption and business investment will be able to propel the economy beyond anything other than “below potential” over the next several quarters. In this challenging

2

LETTER TO SHAREHOLDERS continued

environment, the Federal Reserve Board faces a difficult choice: raising interest rates too soon risks stalling the recovery; but waiting too long risks inflation.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of August 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional U.S. Treasury Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX	ENTXX	EITXX	ESTXX

6-month return	0.08%	0.07%	0.05%	0.02%	0.01%	0.01%	0.13%

Average annual return

1-year	0.31%	0.27%	0.23%	0.14%	0.10%	0.19%	0.66%

5-year	2.93%	2.88%	2.83%	2.69%	2.48%	2.73%	3.13%

10-year	2.95%	2.91%	2.87%	2.70%	2.56%	2.74%	3.15%

7-day annualized yield	0.02%	0.01%	0.01%	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.02%	0.01%	0.01%	0.01%	0.01%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2009, there were 178 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fees for Classes AD, IN, IS, and P. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2009	Ending Account Value 8/31/2009	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,000.85	$1.11
Class AD	$1,000.00	$1,000.67	$1.36
Class IN	$1,000.00	$1,000.52	$1.41
Class IS	$1,000.00	$1,000.17	$1.81
Class P	$1,000.00	$1,000.09	$1.97
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.10	$1.12
Class AD	$1,000.00	$1,023.84	$1.38
Class IN	$1,000.00	$1,023.79	$1.43
Class IS	$1,000.00	$1,023.39	$1.84
Class P	$1,000.00	$1,023.24	$1.99

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.22% for Class I, 0.27% for Class AD, 0.28% for Class IN, 0.36% for Class IS and 0.39% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS I		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.08%	1.15%	4.45%	4.89%	3.25%	1.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,834,054	$6,401,493	$4,734,986	$1,153,229	$1,845,698	$2,208,303
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%[3]	0.22%	0.21%	0.22%	0.20%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.22%[3]	0.22%	0.21%	0.22%	0.20%	0.21%
Net investment income (loss)	0.15%[3]	1.09%	4.02%	4.73%	3.19%	1.34%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS AD		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2,3]	0.01 [2]	0.04 [2]	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [3]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.07%	1.10%	4.40%	4.84%	3.20%	1.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$243	$557	$6,260	$421	$28,992	$33,060
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.27%[4]	0.27%	0.26%	0.26%	0.25%	0.26%
Expenses excluding waivers/reimbursements and expense reductions	0.27%[4]	0.27%	0.26%	0.26%	0.25%	0.26%
Net investment income (loss)	0.21%[4]	0.77%	4.05%	4.36%	3.13%	1.27%

1	Year ended February 29
2	Per share amounts are based on average shares outstanding during the period.
3	Amount represents less than $0.005 per share.
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IN		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.05%	1.05%	4.35%	4.79%	3.15%	1.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$101,484	$108,493	$297,201	$259,223	$255,406	$272,700
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.28%[3]	0.31%	0.31%	0.32%	0.30%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.32%[3]	0.31%	0.31%	0.32%	0.30%	0.31%
Net investment income (loss)	0.08%[3]	1.24%	4.16%	4.68%	3.13%	1.23%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IS		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [3]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	0.92%	4.19%	4.63%	3.00%	1.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,059,168	$1,272,128	$1,126,996	$1,551,549	$2,906,339	$2,635,887
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.36%[3]	0.46%	0.46%	0.47%	0.45%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.47%[3]	0.47%	0.46%	0.47%	0.45%	0.46%
Net investment income (loss)	0.02%[3]	0.76%	4.13%	4.43%	2.99%	1.13%

1	Year ended February 29
2	Amount represents less than $0.05 per share.
3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS P		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.81%	3.93%	4.37%	2.74%	0.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,728	$91,165	$82,287	$56,577	$105,474	$222,314
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.39%[3]	0.63%	0.71%	0.72%	0.70%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.71%[3]	0.71%	0.71%	0.72%	0.70%	0.71%
Net investment income (loss)	0.00%[3]	0.66%	3.85%	4.20%	2.56%	0.82%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 28.6%
Cash Management Bill, 0.44%, 06/17/2010 ß	$105,000,000	$104,629,117
U.S. Treasury Bills:
0.10%, 09/17/2009 ß	100,000,000	99,980,644
0.17%, 10/01/2009 ß	25,000,000	24,996,427
0.18%, 09/24/2009 ß	100,000,000	99,988,404
0.27%, 11/12/2009 ß	150,000,000	149,919,750
0.32%, 12/17/2009 ß	175,000,000	174,833,258
0.34%, 12/10/2009-12/24/2009 ß	325,000,000	324,666,785
0.35%, 12/10/2009 ß	75,000,000	74,927,187
0.41%, 09/15/2009 ß	150,000,000	149,976,040
0.45%, 09/10/2009 ß	150,000,000	149,982,956
0.47%, 04/01/2010 ß	200,000,000	199,448,506
U.S. Treasury Notes:
2.00%, 02/28/2010	25,000,000	25,208,268
3.25%, 12/31/2009	125,000,000	126,064,427
3.50%, 02/15/2010	25,000,000	25,360,508

Total U.S. Treasury Obligations (cost $1,729,982,277)		1,729,982,277

REPURCHASE AGREEMENTS ^^ 71.4%
Bank of America Corp.:
0.20%, dated 08/31/2009, maturing 09/01/2009, maturity value $330,001,833 (1)	330,000,000	330,000,000
Avg. rate of 0.17%, dated 08/31/2009, maturing 09/08/2009, maturity value $100,003,778 (2) *	100,000,000	100,000,000
Barclays Capital, Inc.:
0.21%, dated 08/31/2009, maturing 09/01/2009, maturity value $300,001,750 (3)	300,000,000	300,000,000
0.21%, dated 08/31/2009, maturing 09/01/2009, maturity value $380,002,217 (4)	380,000,000	380,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.18%, dated 08/31/2009, maturing 09/08/2009, maturity value $100,003,889 (5) *	100,000,000	100,000,000
Deutsche Bank AG:
0.19%, dated 08/31/2009, maturing 09/01/2009, maturity value $390,002,058 (6)	390,000,000	390,000,000
Avg. rate of 0.17%, dated 08/31/2009, maturing 09/08/2009, maturity value $350,013,222 (6) *	350,000,000	350,000,000
Avg. rate of 0.17%, dated 08/31/2009, maturing 09/08/2009, maturity value $450,017,250 (7) *	450,000,000	450,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.15%, dated 08/31/2009, maturing 09/08/2009, maturity value $225,007,500 (8) *	225,000,000	225,000,000
Morgan Stanley, Avg. rate of 0.15%, dated 08/31/2009, maturing 09/08/2009, maturity value $225,007,688 (9) *	225,000,000	225,000,000
RBC Dain Rauscher Corp., Avg. rate of 0.13%, dated 08/31/2009, maturing 09/08/2009, maturity value $200,005,556 (10) *	200,000,000	200,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

REPURCHASE AGREEMENTS ^^ continued
Societe Generale:
0.19%, dated 08/31/2009, maturing 09/01/2009, maturity value $330,001,742 (11)	$330,000,000	$330,000,000
Avg. rate of 0.16%, dated 08/31/2009, maturing 09/08/2009, maturity value $400,014,556 (12) *	400,000,000	400,000,000
State Street Corp., 0.12%, dated 08/31/2009, maturing 09/01/2009, maturity value $84,462,682 (13)	84,462,400	84,462,400
UBS AG:
0.18%, dated 08/31/2009, maturing 09/01/2009, maturity value $300,001,500 (14)	300,000,000	300,000,000
0.19%, dated 08/31/2009, maturing 09/01/2009, maturity value $150,000,792 (15)	150,000,000	150,000,000

Total Repurchase Agreements (cost $4,314,462,400)		4,314,462,400

Total Investments (cost $6,044,444,677) 100.0%		6,044,444,677
Other Assets and Liabilities 0.0%		1,231,847

Net Assets 100.0%		$6,045,676,524

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$682,600 U.S. Treasury Note, 0.875%, 01/31/2011, value including accrued interest is $685,021; $201,133,400 TIPS, 3.875%, 04/15/2029, value including accrued interest is $335,915,141.
(2)	$98,712,225 GNMA, 5.00%, 08/15/2039, value including accrued interest is $102,000,000.
(3)	$1,094,707,051 GNMA, 0.00% to 21.80%, 03/20/2028 to 08/20/2039, value including accrued interest is $306,000,001.
(4)	$322,497,000 U.S. Treasury STRIPS, 0.00%, 08/15/2020, value is $205,743,411; $164,282,800 TIPS, 2.00%, 01/15/2016, value including accrued interest is $181,856,670.
(5)	$102,005,000 U.S. Treasury Bill, 0.00%, 09/17/2009, value is $102,000,920.
(6)

$179,644,500 TIPS, 0.875%, 04/15/2010, value including accrued interest is $204,857,072; $7,549,000 Cash Management Bill, 0.00%, 06/10/2010, value is $7,527,410; $505,247,100 U.S. Treasury Notes, 0.875% to 4.75%, 12/31/2010 to 08/15/2017, value including accrued interest is $542,415,545. This collateral was allocated on a pro rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(7)	$645,428,779 GNMA, 4.00% to 7.00%, 07/20/2037 to 05/20/2039, value including accrued interest is $459,000,000.
(8)	$230,374,600 U.S. Treasury Notes, 1.50% to 3.875%, 02/15/2013 to 12/31/2013, value including accrued interest is $229,502,795.
(9)	$218,846,100 U.S. Treasury Notes, 2.75% to 4.25%, 06/30/2013 to 10/31/2013, value including accrued interest is $229,500,098.
(10)	$395,817,000 U.S. Treasury STRIPS, 0.00%, 08/15/2011 to 02/15/2038, value is $204,000,040.
(11)	$325,128,800 U.S. Treasury Bonds, 4.25% to 5.00%, 05/15/2037 to 08/15/2039, value including accrued interest is $336,600,060.
(12)	$177,656,000 U.S. Treasury Bond, 5.00%, 05/15/2037, value including accrued interest is $203,692,182; $180,971,300 TIPS, 1.625%, 01/15/2015, value including accrued interest is $204,307,833.
(13)	$83,380,000 U.S. Treasury Note, 3.75%, 11/15/2018, value including accrued interest is $87,074,187.
(14)	$306,060,000 U.S. Treasury Bill, 0.00%, 10/29/2009, value is $306,001,861.
(15)	$270,389,318 GNMA, 4.50% to 7.00%, 07/20/2028 to 08/15/2039, value including accrued interest is $153,000,125.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of August 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2009:

1 day	37.5%
8-60 days	42.6%
61-120 days	12.0%
121-240 days	6.2%
241+ days	1.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers	$1,729,982,277
Investments in repurchase agreements	4,314,462,400

Total investments at amortized cost	6,044,444,677
Receivable for Fund shares sold	50,087
Interest receivable	740,767
Receivable from investment advisor	208,849
Prepaid expenses and other assets	510,301

Total assets	6,045,954,681

Liabilities
Dividends payable	89,213
Payable for Fund shares redeemed	150,000
Due to related parties	10,575
Accrued expenses and other liabilities	28,369

Total liabilities	278,157

Net assets	$6,045,676,524

Net assets represented by
Paid-in capital	$6,048,300,798
Overdistributed net investment income	(1,136,360)
Accumulated net realized losses on investments	(1,487,914)

Total net assets	$6,045,676,524

Net assets consists of
Class I	$4,834,054,177
Class AD	242,733
Class IN	101,483,812
Class IS	1,059,168,177
Class P	50,727,625

Total net assets	$6,045,676,524

Shares outstanding (unlimited number of shares authorized)
Class I	4,835,863,801
Class AD	242,746
Class IN	101,559,773
Class IS	1,059,826,008
Class P	50,810,176

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2009 (unaudited)

Investment income
Interest	$13,925,389

Expenses
Advisory fee	4,003,349
Distribution Plan expenses
Class AD	975
Class IN	52,835
Class IS	1,458,608
Class P	145,300
Administrative services fee	2,251,599
Transfer agent fees	128,934
Trustees’ fees and expenses	78,579
Printing and postage expenses	12,782
Custodian and accounting fees	811,159
Registration and filing fees	76,240
Professional fees	84,692
Temporary guarantee program fees	635,631
Other	173,706

Total expenses	9,914,389
Less: Expense reductions	(810)
Fee waivers and expense reimbursements	(854,851)

Net expenses	9,058,728

Net investment income	4,866,661

Net increase in net assets resulting from operations	$4,866,661

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2009 (unaudited)		Year Ended February 28, 2009

Operations
Net investment income		$4,866,661		$84,675,618
Net realized gains on investments		0		72,765

Net increase in net assets resulting from operations		4,866,661		84,748,383

Distributions to shareholders from
Net investment income
Class I		(5,339,098)		(72,218,671)
Class AD		(4,549)		(66,178)
Class IN		(50,982)		(3,103,711)
Class IS		(195,553)		(10,054,574)
Class P		(5,451)		(519,518)

Total distributions to shareholders		(5,595,633)		(85,962,652)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	14,892,497,510	14,892,497,510	32,536,351,833	32,536,351,833
Class AD	20,000,000	20,000,000	123,548,739	123,548,739
Class IN	109,373,057	109,373,057	651,080,789	651,080,789
Class IS	1,232,324,750	1,232,324,750	5,390,223,548	5,390,223,548
Class P	14,803,809	14,803,809	122,268,087	122,268,087

		16,268,999,126		38,823,472,996

Net asset value of shares issued in reinvestment of distributions
Class I	1,248,768	1,248,768	13,054,332	13,054,332
Class AD	3,544	3,544	63,856	63,856
Class IN	14,864	14,864	768,021	768,021
Class IS	26,381	26,381	3,946,025	3,946,025
Class P	4,796	4,796	445,406	445,406

		1,298,353		18,277,640

Payment for shares redeemed
Class I	(16,460,575,215)	(16,460,575,215)	(30,882,106,588)	(30,882,106,588)
Class AD	(20,318,813)	(20,318,813)	(129,314,667)	(129,314,667)
Class IN	(116,387,474)	(116,387,474)	(840,510,573)	(840,510,573)
Class IS	(1,445,210,640)	(1,445,210,640)	(5,248,728,602)	(5,248,728,602)
Class P	(55,235,979)	(55,235,979)	(113,769,545)	(113,769,545)

		(18,097,728,121)		(37,214,429,975)

Net increase (decrease) in net assets resulting from capital share transactions		(1,827,430,642)		1,627,320,661

Total increase (decrease) in net assets		(1,828,159,614)		1,626,106,392
Net assets
Beginning of period		7,873,836,138		6,247,729,746

End of period		$6,045,676,524		$7,873,836,138

Overdistributed net investment income		$(1,136,360)		$(407,388)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the six months ended August 31, 2009, the advisory fee was equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $83,376 and reimbursed Distribution Plan expenses (see Note 4) relating to Class AD shares, Class IN shares, Class IS shares and Class P shares in the amounts of $21, $20,665, $656,429 and $94,360, respectively.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$1,729,982,277	$0	$1,729,982,277
Repurchase agreements	0	4,314,462,400	0	4,314,462,400

	$0	$6,044,444,677	$0	$6,044,444,677

Further details on the major security types listed above can be found in the Schedule of Investments.

On August 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2009, the Fund had $1,487,914 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended August 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participated in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which expired on April 30, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee was triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567759 rv6 10/2009

Evergreen Institutional U.S. Government Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

October 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional U.S. Government Money Market Fund for the six-month period ended August 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the period. Home prices continued to fall and job losses persisted. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased during the first quarter of 2009, with yields climbing for longer-term U.S. Treasuries. International markets were hit hard as economies in both developed and emerging countries struggled. Stocks rallied in April after their March 9th lows, led by international and small cap stocks. Signs of stability emerged in the corporate credit markets as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession.

Employment trends in the United States remain troublesome. Personal incomes, induced by the stimulus, jumped in May but were flat in July. Also in July, spending rose 0.2% as the Cash for Clunkers program spurred demand, potentially reducing consumption growth in the months ahead. The Institute for Supply Management’s (ISM’s) manufacturing index surged to 52.9 in August from 48.9 in July, suggesting that the manufacturing sector (representing approximately 20% of economic output) is recovering as auto makers resume production and businesses add to inventories. The much larger services sector, though, remains sluggish, as measured by last month’s 48.4 reading in the ISM’s nonmanufacturing report. And the unemployment rate rose to 9.7% in August as the economy lost 216,000 jobs, bringing the total recession-induced employment contraction to 7.4 million. Until we see stabilization in homes prices and employment, we believe it is unlikely that catalysts for growth such as personal consumption and business investment will be able to propel the economy beyond

2

LETTER TO SHAREHOLDERS continued

anything other than “below potential” over the next several quarters. In this challenging environment, the Federal Reserve Board faces a difficult choice: raising interest rates too soon risks stalling the recovery; but waiting too long risks inflation.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of August 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

					Lipper
					Institutional	Merrill
					U.S.	Lynch
			Institutional		Government	3-Month
	Institutional	Investor	Service	Participant	Money	U.S.
	Shares	Shares	Shares	Shares	Markets	Treasury
	(Class I)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	10/1/1999	5/1/2001	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGNXX	EGSXX	EGPXX

6-month return	0.11%	0.07%	0.04%	0.02%	0.05%	0.13%

Average annual return

1-year	0.73%	0.64%	0.53%	0.39%	0.59%	0.66%

5-year	3.14%	3.03%	2.89%	2.66%	3.03%	3.13%

Since portfolio inception	3.06%	2.97%	2.81%	2.64%	2.93%

7-day annualized yield	0.06%	0.01%	0.01%	0.01%	N/A

30-day annualized yield	0.06%	0.02%	0.02%	0.02%	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2009, there were 172 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN and P prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fees for Classes IN, IS, and P. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	3/1/2009	8/31/2009	During Period*

Actual
Class I	$1,000.00	$1,001.09	$1.06
Class IN	$1,000.00	$1,000.68	$1.46
Class IS	$1,000.00	$1,000.36	$1.87
Class P	$1,000.00	$1,000.22	$1.97
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.15	$1.07
Class IN	$1,000.00	$1,023.74	$1.48
Class IS	$1,000.00	$1,023.34	$1.89
Class P	$1,000.00	$1,023.24	$1.99

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.29% for Class IN, 0.37% for Class IS and 0.39% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS I		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.11%	1.75%	4.71%	4.95%	3.31%	1.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,969,305	$3,336,855	$1,453,481	$472,397	$695,920	$695,666
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%[3]	0.21%	0.23%	0.23%	0.23%	0.23%
Expenses excluding waivers/reimbursements and expense reductions	0.23%[3]	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	0.23%[3]	1.52%	4.35%	4.82%	3.34%	1.37%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IN		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.07%	1.65%	4.60%	4.84%	3.20%	1.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,992	$85,832	$104,696	$6,061	$150,371	$6,780
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.29%[3]	0.31%	0.32%	0.32%	0.33%	0.33%
Expenses excluding waivers/reimbursements and expense reductions	0.33%[3]	0.33%	0.32%	0.32%	0.33%	0.33%
Net investment income (loss)	0.14%[3]	1.57%	3.79%	4.42%	3.56%	1.31%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IS		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.49%	4.45%	4.69%	3.05%	1.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$109,051	$132,257	$80,427	$33,257	$140,087	$228,903
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.37%[3]	0.46%	0.48%	0.48%	0.47%	0.48%
Expenses excluding waivers/reimbursements and expense reductions	0.49%[3]	0.48%	0.48%	0.48%	0.47%	0.48%
Net investment income (loss)	0.08%[3]	1.41%	4.03%	4.63%	2.93%	1.22%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS P		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.01	0.04	0.04	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	1.24%	4.18%	4.42%	2.79%	0.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,582	$63,919	$74,119	$46,348	$259,175	$245,030
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.39%[3]	0.71%	0.73%	0.73%	0.73%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.74%[3]	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	0.05%[3]	1.24%	4.00%	4.17%	2.79%	0.88%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 67.6%
FFCB, FRN:
0.77%, 09/02/2009	$65,000,000	$65,000,000
1.25%, 11/14/2009	40,000,000	40,001,841
FHLB:
0.20%, 11/12/2009	135,000,000	134,946,000
0.22%, 10/05/2009	30,000,000	29,993,767
0.30%, 11/18/2009	150,000,000	149,902,500
0.31%, 02/22/2010	50,000,000	49,994,357
FRN, 0.21%, 01/13/2010	35,000,000	35,019,205
FHLMC:
0.36%, 12/29/2009	100,000,000	99,881,000
0.61%, 09/14/2009	100,000,000	99,978,153
FRN:
0.24%, 09/18/2009	200,000,000	200,004,032
0.67%, 10/30/2009	100,000,000	100,000,000
FNMA:
0.23%, 10/05/2009-10/13/2009	138,000,000	137,968,081
0.25%, 10/01/2009	113,952,525	113,928,766
0.26%, 11/02/2009	75,000,000	74,966,417
0.33%, 12/28/2009	18,000,000	17,980,530
FRN, 0.60%, 10/27/2009	114,500,000	114,500,000

Total U.S. Government & Agency Obligations (cost $1,464,064,649)		1,464,064,649

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Bill, 0.34%, 12/24/2009 ß (cost $124,865,417)	125,000,000	124,865,417

REPURCHASE AGREEMENTS ^^ 26.5%
Bank of America Corp., 0.21%, dated 08/31/2009, maturing 09/01/2009, maturity value $160,000,933 (1)	160,000,000	160,000,000
Barclays Capital, Inc., 0.21%, dated 08/31/2009, maturing 09/01/2009, maturity value $180,001,050 (2)	180,000,000	180,000,000
Deutsche Bank AG, 0.20%, dated 08/31/2009, maturing 09/01/2009, maturity value $220,001,222 (3)	220,000,000	220,000,000
State Street Corp., 0.12%, dated 08/31/2009, maturing 09/01/2009, maturity value $14,881,630 (4)	14,881,580	14,881,580

Total Repurchase Agreements (cost $574,881,580)		574,881,580

Total Investments (cost $2,163,811,646) 99.9%		2,163,811,646
Other Assets and Liabilities 0.1%		1,118,573

Net Assets 100.0%		$2,164,930,219

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

ß	Rate represents the yield to maturity at date of purchase.
^^	Collateralized by:
	(1)	$94,205,000 FHLB, 0.00%, 07/13/2010, value is $94,215,363; $68,847,000 FNMA, 0.00%, 05/27/2011, value is $68,986,071.
	(2)	$121,905,000 FHLB, 0.56%, 06/18/2010, value including accrued interest is $122,118,334; $61,835,000 FNMA, 2.63%, 01/28/2014, value including accrued interest is $61,481,690.
	(3)	$143,400,000 FHLB, 3.63%, 10/18/2013, value including accrued interest is $151,459,419; $72,948,000 FHLMC, 0.00%, 10/05/2009, value is $72,940,705.
	(4)	$14,695,000 U.S. Treasury Bond, 3.75%, 11/15/2018, value including accrued interest is $15,346,068.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of August 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2009:

1 day	26.6%
2-7 days	3.0%
8-60 days	38.4%
61-120 days	29.7%
121-240 days	2.3%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers	$1,588,930,066
Investments in repurchase agreements	574,881,580

Total investments at amortized cost	2,163,811,646
Receivable for Fund shares sold	182
Interest receivable	303,527
Receivable from investment advisor	33,854
Prepaid expenses and other assets	928,956

Total assets	2,165,078,165

Liabilities
Dividends payable	72,215
Payable for Fund shares redeemed	52,411
Due to related parties	6,114
Printing and postage expenses payable	9,163
Accrued expenses and other liabilities	8,043

Total liabilities	147,946

Net assets	$2,164,930,219

Net assets represented by
Paid-in capital	$2,164,674,148
Undistributed net investment income	342,978
Accumulated net realized losses on investments	(86,907)

Total net assets	$2,164,930,219

Net assets consists of
Class I	$1,969,305,288
Class IN	30,992,404
Class IS	109,050,762
Class P	55,581,765

Total net assets	$2,164,930,219

Shares outstanding (unlimited number of shares authorized)
Class I	1,969,057,927
Class IN	30,962,370
Class IS	109,028,421
Class P	55,617,646

Net asset value per share
Class I	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2009 (unaudited)

Investment income
Interest	$7,113,699

Expenses
Advisory fee	1,903,601
Distribution Plan expenses
Class IN	34,334
Class IS	150,430
Class P	144,893
Administrative services fee	951,800
Transfer agent fees	15,711
Trustees’ fees and expenses	19,191
Printing and postage expenses	3,960
Custodian and accounting fees	226,266
Registration and filing fees	63,412
Professional fees	46,701
Temporary guarantee program fees	520,379
Other	38,570

Total expenses	4,119,248
Less: Expense reductions	(344)
Fee waivers and expense reimbursements	(541,764)

Net expenses	3,577,140

Net investment income	3,536,559

Net realized gains on securities in unaffiliated issuers	707,016

Net increase in net assets resulting from operations	$4,243,575

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2009 (unaudited)		Year Ended February 28, 2009

Operations
Net investment income		$3,536,559		$34,128,624
Net realized gains or losses on investments		707,016		(263,756)

Net increase in net assets resulting from operations		4,243,575		33,864,868

Distributions to shareholders from
Net investment income
Class I		(3,410,389)		(30,793,025)
Class IN		(53,274)		(974,554)
Class IS		(46,263)		(1,632,179)
Class P		(12,961)		(927,015)

Total distributions to shareholders		(3,522,887)		(34,326,773)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	8,263,096,807	8,263,096,807	13,931,064,167	13,931,064,167
Class IN	33,225,801	33,225,801	289,745,746	289,745,746
Class IS	175,079,572	175,079,572	404,061,616	404,061,616
Class P	7,103,715	7,103,715	73,125,913	73,125,913

		8,478,505,895		14,697,997,442

Net asset value of shares issued in reinvestment of distributions
Class I	1,252,096	1,252,096	12,152,439	12,152,439
Class IN	15,519	15,519	629,586	629,586
Class IS	25,824	25,824	830,079	830,079
Class P	12,832	12,832	900,077	900,077

		1,306,271		14,512,181

Payment for shares redeemed
Class I	(9,632,563,330)	(9,632,563,330)	(12,059,440,307)	(12,059,440,307)
Class IN	(88,098,477)	(88,098,477)	(309,229,307)	(309,229,307)
Class IS	(198,337,164)	(198,337,164)	(353,031,429)	(353,031,429)
Class P	(15,466,508)	(15,466,508)	(84,205,172)	(84,205,172)

		(9,934,465,479)		(12,805,906,215)

Net increase (decrease) in net assets resulting from capital share transactions		(1,454,653,313)		1,906,603,408

Total increase (decrease) in net assets		(1,453,932,625)		1,906,141,503
Net assets
Beginning of period		3,618,862,844		1,712,721,341

End of period		$2,164,930,219		$3,618,862,844

Undistributed net investment income		$342,978		$329,306

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase. For the six months ended August 31, 2009, the advisory fee was equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $380,728 and reimbursed Distribution Plan expenses (see Note 4) relating to Class IN, Class IS and Class P shares in the amounts of $6,488, $60,206 and $94,342, respectively.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$1,588,930,066	$0	$1,588,930,066
Repurchase agreements	0	574,881,580	0	574,881,580

	$0	$2,163,811,646	$0	$2,163,811,646

Further details on the major security types listed above can be found in the Schedule of Investments.

On August 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2009, the Fund had $793,923 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2013	2014	2015	2017

$81,953	$384,732	$63,482	$263,756

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended August 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

21

This page left intentionally blank

22

This page left intentionally blank

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567760 rv6 10/2009

Evergreen Prime Cash Management Money Market Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

October 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Prime Cash Management Money Market Fund for the six-month period ended August 31, 2009 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the period. Home prices continued to fall and job losses persisted. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets continued to suffer, as weakness in economic data and corporate profits persisted. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased during the first quarter of 2009, with yields climbing for longer-term U.S. Treasuries. International markets were hit hard as economies in both developed and emerging countries struggled. Stocks rallied in April after their March 9th lows, led by international and small cap stocks. Signs of stability emerged in the corporate credit markets as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession.

Employment trends in the United States remain troublesome. Personal incomes, induced by the stimulus, jumped in May but were flat in July. Also in July, spending rose 0.2% as the Cash for Clunkers program spurred demand, potentially reducing consumption growth in the months ahead. The Institute for Supply Management’s (ISM’s) manufacturing index surged to 52.9 in August from 48.9 in July, suggesting that the manufacturing sector (representing approximately 20% of economic output) is recovering as auto makers resume production and businesses add to inventories. The much larger services sector, though, remains sluggish, as measured by last month’s 48.4 reading in the ISM’s nonmanufacturing report. And the unemployment rate rose to 9.7% in August as the economy lost 216,000 jobs, bringing the total recession-induced employment contraction to 7.4 million. Until we see stabilization in homes prices and employment, we believe it is unlikely that catalysts for growth such as personal consumption and business investment will be able to propel the economy beyond

2

LETTER TO SHAREHOLDERS continued

anything other than “below potential” over the next several quarters. In this challenging environment, the Federal Reserve Board faces a difficult choice: raising interest rates too soon risks stalling the recovery; but waiting too long risks inflation.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of August 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	12/2/1993	6/13/2003	6/13/2003	6/13/2003	6/13/2003

Nasdaq symbol	EPRXX	EADXX	ESNXX	ESSXX	ERPXX

6-month return	0.19%	0.17%	0.14%	0.08%	0.04%	0.14%	0.13%

Average annual return

1-year	1.14%	1.07%	1.04%	0.90%	0.73%	0.95%	0.66%

5-year	3.42%	3.36%	3.31%	3.16%	2.92%	3.24%	3.13%

10-year	3.29%	3.26%	3.23%	3.13%	2.98%	3.10%	3.15%

7-day annualized yield	0.16%	0.11%	0.06%	0.01%	0.01%	N/A	N/A

30-day annualized yield	0.19%	0.14%	0.09%	0.02%	0.02%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2009, there were 350 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

In 2008, the advisor and its affiliates took steps to support the net asset value of the Fund. In the absence of those steps, the performance for the Fund during the period would have been lower.

Historical performance shown for Classes AD, IN, IS and P prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fees for Classes IS and P. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2009. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2009	Ending Account Value 8/31/2009	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,001.92	$1.16
Class AD	$1,000.00	$1,001.66	$1.31
Class IN	$1,000.00	$1,001.41	$1.66
Class IS	$1,000.00	$1,000.82	$2.32
Class P	$1,000.00	$1,000.36	$2.72
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,024.05	$1.17
Class AD	$1,000.00	$1,023.89	$1.33
Class IN	$1,000.00	$1,023.54	$1.68
Class IS	$1,000.00	$1,022.89	$2.35
Class P	$1,000.00	$1,022.48	$2.75

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.26% for Class AD, 0.33% for Class IN, 0.46% for Class IS and 0.54% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS I		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.19%	2.35%[3]	5.11%	5.15%	3.40%	1.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,259,291	$5,368,675	$6,672,226	$3,885,124	$1,628,761	$1,326,061
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%[4]	0.20%	0.17%	0.20%	0.24%	0.24%
Expenses excluding waivers/reimbursements and expense reductions	0.32%[4]	0.30%	0.29%	0.30%	0.31%	0.34%
Net investment income (loss)	0.39%[4]	2.34%	4.92%	5.12%	3.42%	1.47%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS AD		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [3]	0.02	0.05 [2]	0.05 [2]	0.03	0.01

Distributions to shareholders from
Net investment income	0 [3]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.17%	2.27%[4]	5.06%	5.10%	3.35%	1.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1,465	$1	$1	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%[5]	0.23%	0.22%	0.25%	0.29%	0.28%
Expenses excluding waivers/reimbursements and expense reductions	0.35%[5]	0.33%	0.34%	0.35%	0.36%	0.38%
Net investment income (loss)	0.36%[5]	2.80%	4.78%	5.11%	3.30%	1.23%

1	Year ended February 29
2	Per share amounts are based on average shares outstanding during the period.
3	Amount represents less than $0.005 per share.
4	If the Fund had not entered into support agreements during the period, the total return would have been lower.
5	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IN		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.14%	2.24%[3]	5.00%	5.05%	3.30%	1.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,362	$7,717	$78,949	$17,838	$20,792	$37,096
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.33%[4]	0.29%	0.27%	0.29%	0.34%	0.34%
Expenses excluding waivers/reimbursements and expense reductions	0.42%[4]	0.39%	0.39%	0.39%	0.41%	0.44%
Net investment income (loss)	0.28%[4]	2.54%	4.71%	4.92%	3.25%	1.40%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS IS		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.05	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.08%	2.09%[3]	4.85%	4.89%	3.15%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$393,457	$549,615	$378,816	$301,367	$195,900	$176,338
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%[4]	0.45%	0.43%	0.44%	0.49%	0.49%
Expenses excluding waivers/reimbursements and expense reductions	0.58%[4]	0.55%	0.55%	0.54%	0.56%	0.59%
Net investment income (loss)	0.18%[4]	1.94%	4.72%	4.81%	3.16%	1.32%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28,

CLASS P		2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0 [2]	0.02	0.04	0.05	0.03	0.01

Distributions to shareholders from
Net investment income	0 [2]	(0.02)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.04%	1.84%[3]	4.58%	4.63%	2.89%	0.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,286	$39,979	$150,227	$28,973	$22,927	$24,043
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.54%[4]	0.69%	0.67%	0.69%	0.74%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.82%[4]	0.79%	0.79%	0.79%	0.81%	0.84%
Net investment income	0.08%[4]	2.03%	4.36%	4.47%	2.84%	0.92%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	If the Fund had not entered into support agreements during the period, the total return would have been lower.
4	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2009 (unaudited)

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 2.1%
Dexia Credit Local SA, 1.02%, 08/13/2010	$75,000,000	$75,014,272
DnB NOR Bank ASA, 0.21%, 09/21/2009	25,000,000	25,000,000

Total Certificates of Deposit (cost $100,014,272)		100,014,272

COMMERCIAL PAPER 80.4%
Asset-Backed 41.0%
Amstel Funding Corp.:
0.70%, 09/01/2009	15,000,000	15,000,000
1.55%, 09/16/2009	25,000,000	24,983,854
1.60%, 09/11/2009	50,000,000	49,977,778
Atlantic Asset Securitization Corp., 0.17%, 09/01/2009	90,000,000	90,000,000
Atlantis One Funding Corp., 0.17%, 09/01/2009	75,000,000	75,000,000
Barton Capital Corp., 0.18%, 09/01/2009	32,001,000	32,001,000
CAFCO, LLC, 0.32%, 11/18/2009	65,000,000	64,954,933
Cancara Asset Securitization, LLC, 0.47%, 11/10/2009	75,000,000	74,931,458
Charta, LLC, 0.35%, 10/29/2009	30,000,000	29,983,083
Ciesco, LLC, 0.39%, 10/05/2009	65,000,000	64,976,058
Clipper Receivables Co., 0.15%, 09/01/2009	90,000,000	90,000,000
Concord Minuteman Capital Co., LLC, 0.60%, 11/02/2009	80,000,000	79,917,333
CRC Funding, LLC, 0.34%, 11/04/2009	75,000,000	74,954,667
Crown Point Capital Co., 0.60%, 11/02/2009	75,000,000	74,922,500
Ebbets Funding, LLC:
0.40%, 09/01/2009	15,000,000	15,000,000
0.80%, 10/09/2009	75,000,000	74,936,667
Erasmus Capital Corp., 0.30%, 09/03/2009	48,200,000	48,199,197
Gemini Securitization Corp., 0.20%, 09/01/2009	95,000,000	95,000,000
Govco, LLC:
0.35%, 10/27/2009	10,000,000	9,994,556
0.37%, 10/13/2009	65,000,000	64,971,942
Grampian Funding, LLC:
0.32%, 09/01/2009	15,000,000	15,000,000
0.63%, 10/08/2009	75,000,000	74,951,438
Intesa Funding, LLC:
0.15%, 09/01/2009	40,000,000	40,000,000
0.15%, 09/14/2009	50,000,000	49,997,382
Lexington Parker Capital Corp., LLC, 0.60%, 11/09/2009	75,000,000	74,913,750
LMA SA, 0.32%, 09/15/2009	45,000,000	44,994,400
Mont Blanc Capital Corp., 0.20%, 09/01/2009	50,000,000	50,000,000
Nieuw Amsterdam Receivables Co., 0.25%, 09/01/2009	35,000,000	35,000,000
Rhein Main Securitization, Ltd.:
0.40%, 10/27/2009	35,000,000	34,978,222
0.43%, 10/05/2009	30,000,000	29,987,817
Rheingold Securitisation, Ltd., 0.40%, 09/04/2009	24,751,000	24,750,175
Romulus Funding Corp., 0.60%, 10/08/2009	30,000,000	29,981,500
Scaldis Capital, LLC, 0.30%, 09/10/2009	75,000,000	74,994,375
Solitaire Funding, LLC, 0.29%, 09/11/2009	50,000,000	49,995,972

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Starbird Funding Corp., 0.16%, 09/01/2009	$50,000,000	$50,000,000
Surrey Funding Corp., 0.33%, 09/08/2009	40,000,000	39,997,433
Versailles CDS, LLC, 0.33%, 09/03/2009	60,000,000	59,998,900

		1,929,246,390

Capital Markets 3.5%
Natexis Banques Populaires, 0.15%, 09/01/2009	90,000,000	90,000,000
Nordea Investment Management North America, Inc., 0.23%, 09/08/2009	75,000,000	74,996,646

		164,996,646

Commercial Banks 22.1%
Allied Irish Banks plc:
0.40%, 09/08/2009	20,000,000	19,998,445
0.45%, 09/09/2009	70,000,000	69,993,000
ASB Finance, Ltd., 0.23%, 09/01/2009	55,000,000	55,000,000
Bank of Nova Scotia, 0.20%, 09/02/2009	75,000,000	74,999,583
BNP Paribas SA:
0.20%, 09/24/2009	20,000,000	19,997,445
1.00%, 09/01/2009	50,000,000	50,000,000
Commonwealth Bank of Australia, 0.34%, 09/30/2009	75,000,000	74,979,458
Deutsche Bank AG, 0.13%, 09/01/2009	90,000,000	90,000,000
Irish Permanent Treasury:
0.55%, 09/10/2009	45,000,000	44,993,813
0.56%, 09/02/2009	45,000,000	44,999,300
Lloyds Bank plc, 0.37%, 11/18/2009	70,000,000	69,943,883
Rabobank USA Financial Corp., 0.59%, 11/18/2009	75,000,000	74,904,125
Societe Generale:
0.16%, 09/01/2009	100,000,000	100,000,000
0.30%, 11/16/2009	53,900,000	53,865,863
Swedbank AB:
0.54%, 12/11/2009	25,000,000	24,962,125
0.82%, 02/12/2010	75,000,000	74,719,833
Unicredit Delaware, Inc., 0.70%, 10/29/2009	70,000,000	69,921,056
Westpac Banking Corp., 0.33%, 10/09/2009	26,394,000	26,384,806

		1,039,662,735

Diversified Financial Services 11.1%
Dexia Delaware, LLC:
0.17%, 09/01/2009	15,000,000	15,000,000
0.25%, 09/17/2009	70,000,000	69,992,222
Eksportfinans ASA:
0.24%, 09/21/2009	25,000,000	24,996,666
0.34%, 10/09/2009	25,000,000	24,991,028
0.38%, 10/22/2009	40,000,000	39,978,467
Fortis Funding, LLC, 0.29%, 09/04/2009	75,000,000	74,998,187

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services continued
JPMorgan Chase & Co.:
0.15%, 09/10/2009	$70,000,000	$69,997,375
0.15%, 09/14/2009	20,000,000	19,998,917
San Paolo IMI U.S. Financial Co.:
0.15%, 09/01/2009	20,000,000	20,000,000
0.21%, 09/14/2009	70,000,000	69,994,692
UBS AG:
0.19%, 09/01/2009	15,000,000	15,000,000
0.54%, 11/10/2009	75,000,000	74,921,979

		519,869,533

Insurance 1.1%
Prudential plc, 0.43%, 11/06/2009	50,000,000	49,960,583

Thrifts & Mortgage Finance 1.6%
Nationwide Building Society, 0.50%, 10/13/2009	75,000,000	74,956,250

Total Commercial Paper (cost $3,778,692,137)		3,778,692,137

CORPORATE BONDS 1.4%
Consumer Finance 1.2%
General Electric Capital Corp., 0.31%, 09/01/2009	55,000,000	55,002,499

Diversified Consumer Services 0.2%
AARP, FRN, 0.45%, 09/03/2009	10,000,000	10,000,000

Total Corporate Bonds (cost $65,002,499)		65,002,499

FUNDING AGREEMENTS 2.9%
Transamerica Occidental Funding Agreement:
0.47%, 09/01/2009 +	50,000,000	50,000,000
0.48%, 09/01/2009 +	15,000,000	15,000,000
0.50%, 09/01/2009 +	70,000,000	70,000,000

Total Funding Agreements (cost $135,000,000)		135,000,000

MASTER NOTE 1.7%
Bank of America Corp., 0.45%, 09/01/2009 (cost $80,000,000)	80,000,000	80,000,000

MUNICIPAL OBLIGATIONS 0.3%
Miscellaneous Revenue 0.3%
SF Tarns, LLC, FRN, 0.45%, 09/03/2009 (cost $15,580,000)	15,580,000	15,580,000

TIME DEPOSITS 7.1%
Bank of Ireland:
0.21%, 09/01/2009	25,000,000	25,000,000
0.40%, 09/02/2009	65,000,000	65,000,000
Deutsche Bank AG, 0.13%, 09/01/2009	95,000,000	95,000,000
Societe Generale, 0.18%, 09/01/2009	150,000,000	150,000,000

Total Time Deposits (cost $335,000,000)		335,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2009 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.6%
FFCB, FRN, 0.82%, 11/04/2009 (cost $75,000,000)	$75,000,000	$75,000,000

REPURCHASE AGREEMENTS ^^ 2.7%
Deutsche Bank AG, 0.26%, dated 8/31/2009, maturing 9/1/2009, maturity value $45,000,325 (1)	45,000,000	45,000,000
State Street Corp., 0.12%, dated 8/31/2009, maturing 9/1/2009, maturity value $78,762,316 (2)	78,762,053	78,762,053

Total Repurchase Agreements (cost $123,762,053)		123,762,053

Total Investments (cost $4,708,050,961) 100.2%		4,708,050,961
Other Assets and Liabilities (0.2%)		(9,654,272)

Net Assets 100.0%		$4,698,396,689

+	Security is deemed illiquid.
^^	Collateralized by:
(1)	$47,487,438, Viacom, Inc., 0.00%, 9/3/2009, value is $47,250,001.
(2)

$21,090,000 FHLB Disc. Note, 0.00%, 11/17/2009, value is $21,079,455; $14,000,000 FHLMC Disc. Note, 0.00%, 11/23/2009, value is $14,000,000; $32,000,000 FHLMC Disc. Note, 0.00%, 12/7/2009, value is $31,984,000; $13,030,000 FNMA, 3.875%, 12/10/2009, value is $13,274,313.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of August 31, 2009:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2009:

1 day	36.1%
2-7 days	8.9%
8-60 days	33.4%
61-120 days	18.4%
121-240 days	1.6%
241 + days	1.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers at amortized cost	$4,708,050,961
Receivable for Fund shares sold	6,891
Interest receivable	208,812
Receivable from investment advisor	22,839
Prepaid expenses and other assets	204,240

Total assets	4,708,493,743

Liabilities
Dividends payable	418,369
Payable for Fund shares redeemed	9,484,648
Due to related parties	30,511
Accrued expenses and other liabilities	163,526

Total liabilities	10,097,054

Net assets	$4,698,396,689

Net assets represented by
Paid-in capital	$4,701,590,987
Overdistributed net investment income	(523,872)
Accumulated net realized losses on investments	(2,670,426)

Total net assets	$4,698,396,689

Net assets consists of
Class I	$4,259,290,770
Class AD	1,000
Class IN	6,362,284
Class IS	393,456,572
Class P	39,286,063

Total net assets	$4,698,396,689

Shares outstanding (unlimited number of shares authorized)
Class I	4,262,101,373
Class AD	1,000
Class IN	6,368,856
Class IS	393,771,380
Class P	39,304,669

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2009 (unaudited)

Investment income
Interest	$17,257,932
Income from affiliated issuers	325,577

Total investment income	17,583,509

Expenses
Advisory fee	5,267,225
Distribution Plan expenses
Class IN	4,157
Class IS	621,502
Class P	99,521
Administrative services fee	1,686,878
Transfer agent fees	128,784
Trustees’ fees and expenses	61,540
Printing and postage expenses	15,043
Custodian and accounting fees	587,492
Registration and filing fees	64,279
Professional fees	93,202
Temporary guarantee program fees	1,279,787
Other	57,000

Total expenses	9,966,410
Less: Expense reductions	(618)
Fee waivers and expense reimbursements	(2,750,979)

Net expenses	7,214,813

Net investment income	10,368,696

Net realized gains or losses on:
Securities
Unaffiliated issuers	(2,599,431)
Affiliated issuers	12,546

Net realized losses on investments	(2,586,885)

Net increase in net assets resulting from operations	$7,781,811

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2009 (unaudited)		Year Ended February 28, 2009

Operations
Net investment income		$10,368,696		$152,507,095
Net realized gains or losses on investments		(2,586,885)		688,011

Net increase in net assets resulting from operations		7,781,811		153,195,106

Distributions to shareholders from Net investment income
Class I		(9,943,010)		(141,207,440)
Class AD		(1)		(12,573)
Class IN		(11,555)		(1,605,071)
Class IS		(440,960)		(7,994,236)
Class P		(14,307)		(2,134,916)

Total distributions to shareholders		(10,409,833)		(152,954,236)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	14,473,012,080	14,473,012,080	40,740,633,313	40,740,633,313
Class AD	0	0	117,265	117,265
Class IN	40,260,963	40,260,963	772,439,598	772,439,598
Class IS	964,591,325	964,591,325	1,976,963,268	1,976,963,268
Class P	21,023,696	21,023,696	112,851,853	112,851,853

		15,498,888,064		43,603,005,297

Net asset value of shares issued in reinvestment of distributions
Class I	3,222,764	3,222,764	43,443,001	43,443,001
Class AD	0	0	12,197	12,197
Class IN	11,503	11,503	1,286,885	1,286,885
Class IS	20,558	20,558	661,868	661,868
Class P	14,266	14,266	2,060,094	2,060,094

		3,269,091		47,464,045

Payment for shares redeemed
Class I	(15,583,231,377)	(15,583,231,377)	(42,087,846,841)	(42,087,846,841)
Class AD	0	0	(1,593,087)	(1,593,087)
Class IN	(41,638,516)	(41,638,516)	(844,961,689)	(844,961,689)
Class IS	(1,120,533,615)	(1,120,533,615)	(1,806,838,166)	(1,806,838,166)
Class P	(21,716,298)	(21,716,298)	(225,165,115)	(225,165,115)

		(16,767,119,806)		(44,966,404,898)

Net decrease in net assets resulting from capital share transactions		(1,264,962,651)		(1,315,935,556)

Total decrease in net assets		(1,267,590,673)		(1,315,694,686)
Net assets
Beginning of period		5,965,987,362		7,281,682,048

End of period		$4,698,396,689		$5,965,987,362

Overdistributed net investment income		$(523,872)		$(482,735)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 21, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase. For the six months ended August 31, 2009, the advisory fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $2,647,642 and reimbursed Distribution Plan expenses (see Note 4) relating to Class IS and Class P shares in the amounts of $65,167 and $38,170, respectively.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2009, the administrative services fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Corporate debt securities	$0	$3,923,694,636	$0	$3,923,694,636
Debt securities issued by states in the U.S. and its political subdivisions	0	15,580,000	0	15,580,000
Debt securities issued by U.S. Treasury and U.S. government agencies	0	75,000,000	0	75,000,000
Repurchase agreements	0	123,762,053	0	123,762,053
Other	0	570,014,272	0	570,014,272

	$0	$4,708,050,961	$0	$4,708,050,961

Further details on the major security types listed above can be found in the Schedule of Investments.

On August 31, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2009, the Fund had $83,541 in capital loss carryovers for federal income tax purposes expiring in 2015.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended August 31, 2009, the Fund had no borrowings.

10. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Fund participates in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). Unless extended by the U.S. Department of Treasury, the Program is due to expire on September 18, 2009. The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund’s market value per share falls below $0.995 on any day while the Program is in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee is 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.023% if the Fund’s market value per share is less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund’s market value per share was greater than or equal to $0.9975 and 0.022% if the Fund’s market value per share was less than $0.9975 but greater than or equal to $0.995. The fees were amortized over the length of the participation in the Program. Participation in any further extension of the Program would require payment of additional participation fees.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

24

This page left intentionally blank

25

This page left intentionally blank

26

This page left intentionally blank

27

TRUSTEES AND OFFICERS

TRUSTEES[1]

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567761 rv6 10/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: October 26, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma
Principal Financial Officer

Date: October 26, 2009